                                OMNIFLEX-REGISTERED TRADEMARK-
                             ICMG SECULAR TRUST SEPARATE ACCOUNT
                               HARTFORD LIFE INSURANCE COMPANY
                                        P.O. BOX 2999
                               HARTFORD, CONNECTICUT 06104-2999
[LOGO]                            Telephone: 1-800-861-1408

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes OmniFlex-Registered Trademark-, a group flexible premium deferred variable annuity contract (the "Group Annuity") with individually allocated certificates (the "Certificates," and each individually the "Certificate") issued by Hartford Life Insurance Company ("Hartford"). The Certificates are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans. Premium Payments for each Certificate will be allocated to the subaccounts (the "Divisions") of ICMG Secular Trust Separate Account (the "Separate Account").

There are currently twenty-four Divisions available under the Certificate. The current Divisions and underlying Portfolios of the Funds are:

                  Division                                            Underlying Portfolio
--------------------------------------------       ----------------------------------------------------------

Alger American Small Cap Division             --   Alger American Small Capitalization Portfolio of The Alger
                                                   American Fund ("Alger American Small Cap Portfolio")

Alger American Growth Division                --   Alger American Growth Portfolio of The Alger American Fund

BT EAFE-Registered Trademark- Equity Index    --   EAFE-Registered Trademark- Equity Index Fund of the BT
  Division                                         Insurance Funds Trust ("BT EAFE-Registered Trademark-
                                                   Equity Index Fund")

BT Equity 500 Index Division                  --   Equity 500 Index Fund of the BT Insurance Funds Trust ("BT
                                                   Equity 500 Index Fund")

BT Small Cap Index Division                   --   Small Cap Index Fund of the BT Insurance Funds Trust ("BT
                                                   Small Cap Index Fund")

VIP High Income Division                      --   High Income Portfolio of the Variable Insurance Products
                                                   Fund ("VIP High Income Portfolio")

VIP Equity-Income Division                    --   Equity-Income Portfolio of the Variable Insurance Products
                                                   Fund ("VIP Equity-Income Portfolio")

VIP II Asset Manager Division                 --   Asset Manager Portfolio of the Variable Insurance Products
                                                   Fund II ("VIP II Asset Manager Portfolio")

Hartford Capital Appreciation Division        --   Shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc.

Hartford Bond Division                        --   Shares of Class IA of Hartford Bond HLS Fund, Inc.

Hartford Money Market Division                --   Shares of Class IA of Hartford Money Market HLS Fund, Inc.

J.P. Morgan Bond Division                     --   J.P. Morgan Bond Portfolio of the J.P. Morgan Series Trust
                                                   II

J.P. Morgan Equity Division                   --   J.P. Morgan Equity Portfolio of the J.P. Morgan Series
                                                   Trust II

J.P. Morgan Small Company Division            --   J.P. Morgan Small Company Portfolio of the J.P. Morgan
                                                   Series Trust II

J.P. Morgan International Opportunities       --   J.P. Morgan International Opportunities Portfolio of the
  Division                                         J.P. Morgan Series Trust II

MSDW Universal Funds Fixed Income Division    --   Fixed Income Portfolio of the Morgan Stanley Dean Witter
                                                   Universal Funds, Inc. ("MSDW Universal Funds Fixed Income
                                                   Portfolio")

MSDW Universal Funds High Yield Division      --   High Yield Portfolio of the Morgan Stanley Dean Witter
                                                   Universal Funds, Inc. ("MSDW Universal Funds High Yield
                                                   Portfolio")

MSDW Universal Funds Equity Growth Division   --   Equity Growth Portfolio of the Morgan Stanley Dean Witter
                                                   Universal Funds, Inc. ("MSDW Universal Funds Equity Growth
                                                   Portfolio")

                  Division                                            Underlying Portfolio
--------------------------------------------       ----------------------------------------------------------
MSDW Universal Funds Value Division           --   Value Portfolio of the Morgan Stanley Dean Witter
                                                   Universal Funds, Inc. ("MSDW Universal Funds Value
                                                   Portfolio")

MSDW Universal Funds Global Equity Division   --   Global Equity Portfolio of the Morgan Stanley Dean Witter
                                                   Universal Funds, Inc. ("MSDW Universal Funds Global Equity
                                                   Portfolio")

MSDW Universal Funds Emerging Markets Equity  --   Emerging Markets Equity Portfolio of the Morgan Stanley
  Division                                         Dean Witter Universal Funds, Inc. ("MSDW Universal Funds
                                                   Emerging Markets Equity Portfolio")

Neuberger Berman Advisers Management Trust    --   Limited Maturity Bond Portfolio of the Neuberger Berman
  Limited Maturity Bond Division                   Advisers Management Trust

Neuberger Berman Advisers Management Trust    --   Balanced Portfolio of the Neuberger Berman Advisers
  Balanced Division                                Management Trust

Neuberger Berman Advisers Management Trust    --   Partners Portfolio of Neuberger Berman Advisers Management
  Partners Division                                Trust

This Prospectus sets forth the information concerning the Separate Account that prospective investors should know before investing and should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information dated May 3, 1999, send a written request to International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932. The Table of Contents of the Statement of Additional Information may be found on the last page of this OmniFlex-Registered Trademark- Product Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Hartford prospectus included in this OmniFlex-Registered Trademark-Prospectus contains information relating to all of the funds they offer. Not all the funds in the Hartford prospectus are available to you. Please review this OmniFlex-Registered Trademark- product prospectus for details regarding available funds (see "The Portfolios").

This prospectus is valid only when accompanied by current prospectuses for the portfolios. All prospectuses should be retained for future reference.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 1999

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                               Table of Contents

                                                                         Page
                                                                         ----
 Glossary of Special Terms.............................................    4
 Fee Table.............................................................    5
 Summary...............................................................    8
 Performance Related Information.......................................    9
 The Company...........................................................    9
 The Separate Account..................................................   10
 The Funds.............................................................   10
 The Portfolios........................................................   12
 The Certificate.......................................................   14
 Operation of the Certificate..........................................   14
   Premium Payments....................................................   14
   Right to Examine Period.............................................   14
   Allocation of Premium Payments......................................   15
   Value of Accumulation Units.........................................   15
   Investment Value....................................................   15
   Transfers Among Divisions...........................................   15
   Asset Rebalancing...................................................   16
   Dollar Cost Averaging Option Program................................   16
   Surrenders and Partial Withdrawals..................................   17
   Processing of Transactions..........................................   17
 Charges Under the Certificate.........................................   17
   Sales Expenses......................................................   17
   Mortality and Expense Risk Charge...................................   18
   Administrative Expense Charge.......................................   18
   Premium Tax Charge..................................................   18
   Federal Tax Charge..................................................   18
 Death Benefit.........................................................   18
   Payment of Death Benefit............................................   19
 Annuity Benefits......................................................   19
   Annuity Options.....................................................   19
   Annuity Unit Valuation..............................................   20
   Determination of Payment Amount.....................................   20
 Federal Tax Considerations............................................   20
   A. General..........................................................   20
   B. Taxation of Hartford and the Separate Account....................   21
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
    Other Than Qualified Retirement Plans..............................   21
   D. Federal Income Tax Withholding...................................   24
   E. Annuity Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   24
 General Matters.......................................................   24
   Additions, Deletions or Substitutions of Investments................   24
   Assignment..........................................................   24
   Modification........................................................   24
   Misstatement of Age.................................................   25
   Delay of Payments...................................................   25
   Voting Rights.......................................................   25
   Experience Credit...................................................   25
   Distribution of the Group Annuity...................................   25
   Safekeeping of Separate Account Assets..............................   25
   Legal Proceedings...................................................   26
   Year 2000...........................................................   26
   Legal Counsel.......................................................   27
   Experts.............................................................   27
   Additional Information..............................................   27
 Table of Contents of the Statement of Additional Information..........   28

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                           Glossary of Special Terms

Accumulation Unit: An accounting unit of measure used to calculate the Investment Value of a Division.

Allocation Dates: The dates We receive and accept Premium Payments. Premium Payments are applied to the Divisions on these Allocation Dates.

Annuity Commencement Date: The date that We begin to make annuity payments.

Annuity Unit: An accounting unit of measure used to calculate the amount of annuity payments under a variable annuity option.

Annuitant(s): The person(s) on whose life the Certificate is issued. The Annuitant may not be changed.

Beneficiary: The person(s) entitled to receive a death benefit under the Certificate upon death of the Annuitant or Owner.

Certificate Anniversary: An anniversary of the date that We issued the Certificate.

Certificate Date: The date that We issue the Certificate.

Certificate Year: Any 12 month period between Certificate Anniversaries.

Code: The Internal Revenue Code of 1986, as amended.

Contingent Annuitant: The person that You designate to become the Annuitant if the Annuitant dies before the Annuity Commencement Date. You must name the Contingent Annuitant before the Annuitant's death.

Customer Service Center: Currently located at ICMG, Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

Death Benefit: The amount payable when an Annuitant or Owner dies before annuity payments have started.

Division: A subaccount of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

Enrollment Form: The form You must complete before We issue a Certificate.

Funds: The registered management investment companies in which assets of the Separate Account may be invested.

General Account: The assets of Hartford other than the assets of our Separate Accounts.

Group Annuity: The variable annuity described in this Prospectus which provides for annuity payments that vary in amount in accordance with the investment experience of the Divisions of the Separate Account.

Hartford, Us or We: Hartford Life Insurance Company.

Investment Value: The sum of the values of the assets in the Divisions under the Certificate.

Maximum Deferral Age: The Annuitant's 90th birthday.

Net Premium: The amount of premium credited to the Divisions.

Owner or You: The entity or person who is the owner of the Certificate, as named in the Certificate.

Portfolios: A Hartford fund or a separate mutual fund, series or portfolio of the remaining Funds.

Premium Payment: A payment made to Hartford pursuant to the terms of the Certificate.

Premium Tax: A tax charged by a state, municipality or other jurisdiction on Premium Payments.

Separate Account: The Hartford separate account entitled "ICMG Secular Trust Separate Account."

Surrender Value: Upon surrender of the Certificate, an amount equal to the Investment Value less any Premium Taxes not previously deducted and less any due and unpaid charges.

Valuation Day: Every day that the New York Stock Exchange ("NYSE") is open for trading. The value of the Separate Account is determined at the close of the NYSE (generally 4:00 p.m. Eastern Time) on such days.

Valuation Period: The period between the close of business on successive Valuation Days.

VIP: Variable Insurance Products Fund.

VIP II: Variable Insurance Products Fund II.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                   Fee Table

                       Certificate Owner Transaction Expenses

 As a Percentage of Premium Payments
 Maximum Sales Load Imposed on Purchases...........................     4.6%(1)
 Federal Tax Charge................................................    0.43%
 Deferred Sales Load...............................................    None
 Separate Account Expenses
 Administrative Expense Charge.....................................   $2.50per month
 Mortality and Expense Risk Charge.................................    0.65%(2)

---------
(1) The sales load will vary depending on plan characteristics.
(2) Annual expense as a percentage of average Investment Value.

    The purpose of this table is to assist the Owner in understanding various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Portfolios. Premium taxes may also be applicable.

    This Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Maximum charges are assumed.

                      Annual Portfolio Operating Expenses
                        (as a percentage of net assets)

                                                                                Total
                                                                              Operating
                                                                               Expenses
                                                                   Other        (after
                                                    Management    Expenses   any waivers
                                                   Fees (after     (after       and/or
                                                   any waivers)   reimbursements) reimbursements)(1)
                                                  --------------  --------  --------------
 Alger American Small Cap Portfolio..............     0.850%       0.040%       0.890%
 Alger American Growth Portfolio.................     0.750%       0.040%       0.790%
 BT EAFE-Registered Trademark- Equity Index Fund
   (2)...........................................     0.000%       0.650%       0.650%
 BT Equity 500 Index Fund (2)....................     0.000%       0.300%       0.300%
 BT Small Cap Index Fund (2).....................     0.000%       0.450%       0.450%
 VIP High Income Portfolio.......................     0.580%       0.120%       0.700%
 VIP Equity-Income Portfolio (3).................     0.490%       0.080%       0.570%
 VIP II Asset Manager Portfolio (3)..............     0.540%       0.090%       0.630%
 Hartford Capital Appreciation HLS Fund, Inc.....     0.623%       0.019%       0.642%
 Hartford Bond HLS Fund, Inc.....................     0.482%       0.021%       0.503%
 Hartford Money Market HLS Fund, Inc.............     0.433%       0.015%       0.448%
 J.P. Morgan Bond Portfolio (4)..................     0.300%       0.450%       0.750%
 J.P. Morgan Equity Portfolio (4)................     0.400%       0.500%       0.900%
 J.P. Morgan Small Company Portfolio (4).........     0.600%       0.550%       1.150%
 J.P. Morgan International Opportunities
   Portfolio (4).................................     0.600%       0.600%       1.200%
 MSDW Universal Funds Fixed Income Portfolio
   (5)...........................................     0.060%       0.640%       0.700%
 MSDW Universal Funds High Yield Portfolio (5)...     0.150%       0.650%       0.800%
 MSDW Universal Funds Equity Growth Portfolio
   (5)...........................................     0.090%       0.760%       0.850%
 MSDW Universal Funds Value Portfolio (5)........     0.080%       0.770%       0.850%
 MSDW Universal Funds Global Equity Portfolio
   (5)...........................................     0.320%       0.830%       1.150%
 MSDW Universal Funds Emerging Markets Equity
   Portfolio (5).................................     0.000%       1.950%       1.950%
 Neuberger Berman Advisers Management Trust
   Partners Portfolio (6)........................     0.780%       0.060%       0.840%
 Neuberger Berman Advisers Management Trust
   Balanced Portfolio (6)........................     0.850%       0.180%       1.030%
 Neuberger Berman Advisers Management Trust
   Limited Maturity Bond Portfolio (6)...........     0.650%       0.110%       0.760%

---------
(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Without expense waivers and reimbursements, it is estimated that Management Fees, Other Expenses and Total Operating Expenses for BT
    EAFE-Registered Trademark- Equity Index Fund, BT Equity 500 Index Fund and BT Small Cap Index Fund would have been as follows:

                                                                          Total Operating
                 Portfolio              Management Fee   Other Expenses       Expenses
    ----------------------------------- ---------------  --------------  ------------------
    BT EAFE-Registered Trademark-
      Equity Index Fund................      0.450%          1.620%            2.070%
    BT Equity 500 Index Fund...........      0.200%          1.480%            1.680%
    BT Small Cap Index Fund............      0.350%          1.580%            1.930%

---------
(3) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions Management Fees, Other Expenses and Total Operating Expenses for VIP Equity-Income Portfolio and VIP II Asset Manager Portfolio would have been as follows:

                                                                          Total Operating
                 Portfolio              Management Fee   Other Expenses       Expenses
    ----------------------------------- ---------------  --------------  ------------------
    VIP Equity-Income..................      0.490%          0.090%            0.580%
    VIP II Asset Manager...............      0.540%          0.100%            0.640%

---------
(4) Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent expenses exceeded .75%, .90%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:

                                                                          Total Operating
                 Portfolio              Management Fees  Other Expenses       Expenses
    ----------------------------------- ---------------  --------------  ------------------
    J.P. Morgan Bond...................      0.300%          0.720%            1.020%
    J.P. Morgan Equity.................      0.400%          1.080%            1.480%
    J.P. Morgan Small Company..........      0.600%          2.830%            3.430%
    J.P. Morgan International
      Opportunities....................      0.600%          2.660%            3.260%

---------
(5) With respect to the MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield, MSDW Universal Funds Equity Growth, MSDW Universal Funds Value, MSDW Universal Funds Global Equity and MSDW Universal Funds Emerging Markets Equity Portfolios, the investment adviser has voluntarily agreed to waive its investment advisory fees and/or to reimburse the Portfolios for certain other expenses. Absent such reductions, it is estimated that "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                          Total Operating
                 Portfolio              Management Fee   Other Expenses       Expenses
    ----------------------------------- ---------------  --------------  ------------------
    MSDW Universal Funds Fixed
      Income...........................      0.400%          0.640%            1.040%
    MSDW Universal Funds High Yield....      0.500%          0.650%            1.150%
    MSDW Universal Funds Equity
      Growth...........................      0.550%          0.760%            1.310%
    MSDW Universal Funds Value.........      0.550%          0.770%            1.320%
    MSDW Universal Funds Global
      Equity...........................      0.800%          0.830%            1.630%
    MSDW Universal Funds Emerging
      Markets Equity...................      1.250%          2.200%            3.450%

---------
(6) Neuberger Berman Advisers Management Trust is divided into portfolios (each a "Portfolio"), each of which invests all of its net investable assets in a corresponding series (each a "Series") of Advisers Managers Trust. The figures reported under "Management Fee" include the aggregate of the administration fees paid by the Portfolio and the management fee paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

EXAMPLE

    If you surrender your Certificate or annuitize at the end of the applicable time period:

                                 You would pay the following
                                    expenses on a $1,000
                                  investment, assuming a 5%
                                  annual return on assets:
 Division                      1 year 3 years 5 years 10 years
                               ------ ------- ------- --------
 Alger American Small Cap
   Division...................  $ 66   $  99   $ 134    $ 232
 Alger American Growth
   Division...................    65      96     129      221
 BT EAFE-Registered Trademark-
   Equity Index Division......    64      91     121      206
 BT Equity 500 Index
   Division...................    60      81     104      168
 BT Small Cap Index
   Division...................    62      85     111      185
 VIP High Income Division.....    64      93     124      212
 VIP Equity-Income Division...    63      89     118      199
 VIP II Asset Manager
   Division...................    63      91     121      205
 Hartford Capital Appreciation
   Division...................    63      91     121      206
 Hartford Bond Division.......    62      87     114      190
 Hartford Money Market
   Division...................    62      85     111      184
 J.P. Morgan Bond Division....    65      94     127      217
 J.P. Morgan Equity
   Division...................    66      99     134      233
 J.P. Morgan Small Company
   Division...................    69     107     149      263
 J.P. Morgan International
   Opportunities Division.....    69     108     149      264
 MSDW Universal Funds Fixed
   Income Division............    64      93     124      212
 MSDW Universal Funds High
   Yield Division.............    65      96     129      222
 MSDW Universal Funds Equity
   Growth Division............    65      97     132      228
 MSDW Universal Funds Value
   Division...................    65      97     132      228
 MSDW Universal Funds Global
   Equity Division............    68     106     147      259
 MSDW Universal Funds Emerging
   Markets Equity Division....    76     130     186      337
 Neuberger Berman Advisers
   Management Trust Limited
   Maturity Bond Division.....    65      95     127      218
 Neuberger Berman Advisers
   Management Trust Balanced
   Division...................    67     103     141      246
 Neuberger Berman Advisers
   Management Trust Partners
   Division...................    65      97     131      227

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    Summary

    This Prospectus has been designed to provide You with the information necessary to make a decision whether to purchase the Certificate offered by Hartford and funded by the Divisions of the Separate Account. Please read the Glossary of Special Terms prior to reading this Prospectus in order to familiarize yourself with the terms being used.

WHAT IS THE CERTIFICATE AND HOW MAY I PURCHASE ONE?

The Certificate is individually allocated and offered under a group flexible premium variable annuity contract. Generally, the Certificate is purchased by completing an Enrollment Form and submitting it, along with the initial Premium Payment, to the Customer Service Center for Hartford's approval. Unless otherwise determined by Hartford, the minimum initial Premium Payment is $1,000 per Certificate with a minimum allocation to any Division of $500 per Certificate. Certain plans may make smaller initial and subsequent periodic Premium Payments. Subsequent Premium Payments, if made, must be a minimum of $1,000 or the minimum amount then in effect.

WHO MAY PURCHASE THE CERTIFICATE?

The Certificates are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans.

WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CERTIFICATE?

The underlying investments available to the Certificate are the Alger American Small Cap Portfolio and Alger American Growth Portfolio of The Alger American Fund; the BT EAFE-Registered Trademark- Equity Index Fund, the BT Equity 500 Index Fund and the BT Small Cap Index Fund of BT Insurance Funds Trust; the High Income Portfolio and the Equity-Income Portfolio of VIP; the Asset Manager Portfolio of VIP II; the Hartford Capital Appreciation HLS Fund, Inc., the Hartford Bond HLS Fund, Inc. and the Hartford Money Market HLS Fund, Inc.; the J.P. Morgan Bond Portfolio, the J.P. Morgan Equity Portfolio, the J.P. Morgan Small Company Portfolio and the J.P. Morgan International Opportunities Portfolio of J.P. Morgan Series Trust; and the MSDW Universal Funds Fixed Income Portfolio, the MSDW Universal Funds High Yield Portfolio, the MSDW Universal Funds Equity Growth Portfolio, the MSDW Universal Funds Value Portfolio, the MSDW Universal Funds Global Equity Portfolio and the MSDW Universal Funds Emerging Markets Equity Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc.; the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio of Neuberger Berman Advisers Management Trust; and such other Portfolios as shall be offered from time to time. See "The Portfolios".

WHAT ARE THE CHARGES UNDER THE CERTIFICATE?
SALES EXPENSES

A sales load of not more than 4.6% of each Premium Payment will be deducted for sales expenses. The sales load may vary depending on the characteristics of the group, including such factors as group size, expected number of participants and the anticipated Premium Payment from participants.

Mortality and Expense Risk Charge

For assuming the mortality and expense risks under the Certificate, Hartford will impose a charge of 0.65% per annum against all Investment Value held in the Divisions. See "Mortality and Expense Risk Charge".

Administrative Expense Charge

The Certificate provides for an administrative expense charge of $2.50 per month to be deducted from the Investment Value to cover Hartford's administrative expenses.

Premium Tax and Federal Tax Charges

A deduction will be made for Premium Taxes for Certificates sold in certain states and municipalities. See "Premium Tax Charge". In addition, a deduction will be made for the federal tax cost resulting from Section 848 of the Code. See "Federal Tax Charge".

Charges by the Portfolios

The Portfolios are subject to certain fees, charges and expenses. See the Fund prospectuses accompanying this Prospectus for more information.

CAN I GET MY MONEY IF I NEED IT?

Subject to any applicable charges, the Certificate may be surrendered or portions of its Investment Value may be withdrawn at any time prior to the Annuity Commencement Date. The number of partial withdrawals in any Certificate Year is limited to 12. If the remaining Investment Value following a partial withdrawal is less than $1,000, or Hartford's minimum then in effect, Hartford may terminate the Certificate in its entirety. See "Surrenders and Partial Withdrawals". See also "Federal Tax Considerations", for a discussion of federal tax consequences, including a 10% penalty tax that may apply upon surrender or withdrawal.

DOES THE CERTIFICATE PAY ANY DEATH BENEFIT?

A Death Benefit is provided on the death of the Annuitant or Owner before the Annuity Commencement Date and prior to attained age 85. See "Death Benefit".

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CERTIFICATE?

There are four annuity options available under the Certificate. See "Annuity Options". The Annuity Commencement Date may not be deferred beyond the Maximum Deferral

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

Age. If an Owner does not elect otherwise, the Investment Value less applicable Premium Taxes will be applied on the Annuity Commencement Date under the third option to provide a joint and last survivor life annuity.

DOES THE OWNER HAVE ANY VOTING RIGHTS UNDER THE CERTIFICATE?

Owners will have the right to vote on matters affecting an underlying Portfolio to the extent that proxies are solicited by such Portfolio. If an Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Portfolio for which instructions have been received by Hartford. See "Voting Rights".

                        Performance Related Information

    The Separate Account may advertise certain performance related information concerning its Divisions. Performance information about a Division is based on the Division's past performance only and is no indication of future performance.

    Each Division may include total return in advertisements or other sales material. When a Division advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Division has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Division at the beginning of the relevant period to the value of the investment at the end of the period.

    The Divisions investing in the Hartford Bond HLS Fund, Inc. and the Limited Maturity Bond Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

    The Division investing in the Hartford Money Market HLS Fund, Inc. may advertise yield and effective yield. The yield of a Division is based upon the income earned by the Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

    Standardized total return for a Division of the Separate Account includes all Certificate charges: sales charge, mortality and expense risk charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. Yield for a Division of the Separate Account includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

    The Separate Account may also advertise non-standard total returns that predate the inception date of the separate account. These non-standard total returns are calculated by assuming the Investment Divisions have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Investment Divisions. These non-standardized returns must be accompanied by standardized total returns.

    Hartford may provide information on various topics to current and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective Owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

                                  The Company

    Hartford is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Divisions of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                              The Separate Account

    The Separate Account was established on October 28, 1994, pursuant to a resolution by the Board of Directors of Hartford. It is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not, however, involve supervision by the Securities and Exchange Commission ("SEC") of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under the federal securities laws.

    Under Connecticut law, the assets of the Separate Account attributable to the Group Annuity and the Certificates offered by this Prospectus are held exclusively for the benefit of the owners of, and the persons entitled to payments under, those Certificates. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Certificates, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. Investment Value allocated to the Divisions will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Certificates are general obligations of Hartford.

    Currently, the Separate Account has twenty-four Divisions dedicated to the Group Annuity and the Certificates, each of which invests exclusively in a corresponding Portfolio of the Funds. Additional Divisions may be established at Hartford's discretion. The Separate Account may include other divisions which may not be available under the Group Annuity.

    Hartford does not guarantee the investment results of the Divisions or any of the underlying investments. There is no assurance that Investment Value during the years prior to retirement or the aggregate amount of the variable annuity payments will equal the total of Premium Payments made under the Certificate. Since each Portfolio has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Fund prospectuses.

                                   The Funds

    The shares of the Portfolios are sold by the Funds to the Separate Account. The assets of the Separate Account attributable to the Group Annuity are invested exclusively in the Divisions. An Owner may allocate Net Premium among the Divisions. Owners should review the brief descriptions of the investment objectives of each of the Portfolios in connection with that allocation. See "The Portfolios."

    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the relevant Portfolios. In addition to being offered to the Separate Account, each Fund's shares are or may be offered to other separate accounts funding variable annuity contracts and variable life insurance policies issued by Hartford or its affiliates and to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts or for separate accounts of other life insurance companies to invest in shares of the Funds simultaneously. Although neither Hartford nor any of the Funds currently foresee any such disadvantage, each Fund's Board of Directors or Board of Trustees, as applicable (collectively, the "Boards"), will monitor events in order to identify any material conflict between different variable annuity and variable life owners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of the Separate Account's participation in any of the Funds. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law, (3) changes in the investment management of any Portfolio, or
(4) differences between voting instructions given by variable annuity and variable life owners. If the Boards were to conclude that separate underlying funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Division arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. Hartford will purchase Portfolio shares in connection with Net Premium allocated to the applicable Division in accordance with Owners' instructions and will redeem Portfolio shares to meet obligations under the Group Annuity and the Certificates or make adjustments in reserves, if any. The Funds are required to redeem Portfolio shares at net asset value and generally to make payment within seven (7) calendar days.

    Applicants should read the Fund prospectuses accompanying this Prospectus in connection with the purchase of a Certificate.

    THE ALGER AMERICAN FUND -- The Separate Account currently invests in shares of The Alger American Fund, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. The Alger American Fund consists of six series, including the Alger American Small Cap and Alger American Growth Portfolios available as part of OmniFlex-Registered Trademark-.

    The Alger American Fund is managed by Fred Alger Management, Inc. ("Alger Management"), a subsidiary of

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

Fred Alger & Company, Incorporated, which is in turn a subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management has been in the business of providing investment advisory services since 1964.

    BT INSURANCE FUNDS TRUST -- The Separate Account currently invests in the BT Insurance Funds Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. BT Insurance Funds Trust consists of six series, including the BT EAFE-Registered Trademark- Equity Index Fund, the BT Equity 500 Index Fund and the BT Small Cap Index Fund available as part of OmniFlex-Registered Trademark-.

    BT Insurance Funds Trust has retained the services of Bankers Trust Company, a wholly owned subsidiary of Bankers Trust New York Corporation, as investment adviser. Bankers Trust Company conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.

    VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II (EACH, A "FIDELITY FUND" AND COLLECTIVELY, THE "FIDELITY FUNDS") -- The Separate Account currently invests in both Fidelity Funds. The Fidelity Funds are diversified, open-end management investment companies organized as Massachusetts business trusts by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. The Fidelity Funds consist of several investment portfolios, including the VIP High Income Portfolio, VIP Equity-Income Portfolio and VIP II Asset Manager Portfolio available as part of OmniFlex-Registered Trademark-.

    The Fidelity Funds are each managed by FMR. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

    HARTFORD FUNDS -- The Separate Account currently invests in three Funds sponsored by Hartford that are available as part of OmniFlex-Registered Trademark- the Hartford Capital Appreciation HLS Fund, Inc., the Hartford Bond HLS Fund, Inc., and the Hartford Money Market HLS Fund, Inc. Each Hartford Fund is a separate diversified open-end management investment company registered under the 1940 Act and organized as Maryland corporations.

    HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford Funds. In addition, HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company ("HIMCO"), pursuant to which HIMCO will provide certain investment services to the Hartford Bond HLS Fund, Inc. and the Hartford Money Market HLS Fund, Inc. Wellington Management Company, LLP ("Wellington Management") serves as sub-investment adviser for the Hartford Capital Appreciation HLS Fund, Inc.

    J.P. MORGAN SERIES TRUST II -- The Separate Account currently invests in shares of J.P. Morgan Series Trust II, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. J.P. Morgan Series Trust consists of five portfolios, including the J.P. Morgan Bond, J.P. Morgan Equity, J.P. Morgan Small Company and J.P. Morgan International Opportunities Portfolios available as part of OmniFlex-Registered Trademark-.

    Each Portfolio of J.P. Morgan Series Trust II is advised by J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated which is a bank holding company with a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as financial adviser to national governments.

    MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. ("MSDW UNIVERSAL
FUNDS") -- The Separate Account currently invests in shares of MSDW Universal Funds, an open-end management investment company registered under the 1940 Act and organized as a corporation under the laws of the State of Maryland. MSDW Universal Funds consists of 18 portfolios, including the MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield, MSDW Universal Funds Equity Growth, MSDW Universal Funds Value, MSDW Universal Funds Global Equity and MSDW Universal Funds Emerging Markets Equity Portfolios available as part of OmniFlex-Registered Trademark-.

    The investment adviser for MSDW Universal Funds Equity Growth, MSDW Universal Funds Global Equity and MSDW Universal Funds Emerging Markets Equity Portfolios is Morgan Stanley Dean Witter Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a publicly owned global financial services corporation. The investment adviser for MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield and MSDW Universal Funds Value Portfolios is Miller Anderson & Sherrerd, LLP, which is indirectly wholly-owned by Morgan Stanley Dean Witter & Co.

    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PORTFOLIOS ("NEUBERGER BERMAN AMT") -- The Separate Account currently invests in Neuberger Berman AMT, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. Neuberger Berman AMT consists of several Portfolios, including the Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Balanced Portfolio and Neuberger Berman AMT Partners Portfolio available as part of OmniFlex-Registered Trademark-.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Each Portfolio of Neuberger Berman AMT invests its assets in its corresponding Series of the Advisers Managers Trust, which is also an open-end management investment company registered under the 1940 Act and is organized as a New York common law trust. The investment performance of Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Balanced Portfolio and Neuberger Berman AMT Partners Portfolio will directly correspond with the investment performance of the corresponding series of the Advisers Managers Trust. This "Master/Feeder Fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities.

    Neuberger Berman Management Inc. serves as the investment manager of all of Neuberger Advisers Management Trust Portfolios, in conjunction with Neuberger Berman, LLC as the sub-adviser.

    The investments for each Portfolio is managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each Portfolio can be expected to vary from those of the other mutual funds.

    Shares of the separate Portfolios are sold only through the currently effective prospectus and are not available to the general public. Shares of the Neuberger Berman AMT Portfolios may be purchased only by life insurance companies for allocation to their variable separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.

                                 The Portfolios

    The underlying investment for the Certificates are shares of the Portfolios. The Portfolio corresponding to each Division and its investment objective are described below. Hartford reserves the right, subject to compliance with the law, to offer additional Portfolios with differing investment objectives. Owners should review the following brief descriptions of the investment objectives of the Portfolios.

    ALGER AMERICAN SMALL CAP PORTFOLIO -- Alger American Small Cap Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

    ALGER AMERICAN GROWTH PORTFOLIO -- Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

    BT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND -- BT
EAFE-Registered Trademark- Equity Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Europe, Australia, Far East Index (the "EAFE Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States, by investing in a statistically selected sample of the equity securities included in the EAFE Index. It will invest primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the United States.

    BT EQUITY 500 INDEX FUND -- BT Equity 500 Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. It will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

    BT SMALL CAP INDEX FUND -- BT Small Cap Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. It will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

    VIP HIGH INCOME PORTFOLIO -- VIP High Income Portfolio seeks high current income primarily through investments in income-producing debt securities, preferred stocks and convertible securities with an emphasis on lower quality debt securities. These domestic and foreign investments may present the risk of default or may be in default.

    VIP EQUITY-INCOME PORTFOLIO -- VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (commonly referred to as "S&P 500"), potentially investing in lower quality debt securities.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

    VIP II ASSET MANAGER PORTFOLIO -- VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

    HARTFORD CAPITAL APPRECIATION HLS FUND, INC. -- Hartford Capital Appreciation HLS Fund, Inc. seeks to achieve growth of capital by investing in securities selected solely on the basis of potential for capital appreciation.

    HARTFORD BOND HLS FUND, INC. -- Hartford Bond HLS Fund, Inc. seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of the Portfolio may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Portfolio's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "High Yield - High Risk Debt Securities."

    HARTFORD MONEY MARKET HLS FUND, INC. -- Hartford Money Market HLS Fund, Inc. seeks to achieve maximum current income consistent with liquidity and preservation of capital.

    J.P. MORGAN BOND PORTFOLIO -- J.P. Morgan Bond Portfolio seeks high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. Under normal market conditions, 65% of the Portfolio's, assets will be invested in bonds, debentures and other debt instruments. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.

    J.P. MORGAN EQUITY PORTFOLIO -- J.P. Morgan Equity Portfolio seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of large and medium capitalization U.S. companies.

    J.P. MORGAN SMALL COMPANY PORTFOLIO -- J.P. Morgan Small Company Portfolio seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.

    J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- J.P. Morgan International Opportunities Portfolio seeks high total return from a portfolio of equity securities of foreign corporations. Under normal market conditions, the Portfolio will invest in companies from developed markets other than the U.S. The Portfolio's assets may also be invested, to a limited extent, in companies from emerging markets.

    MSDW UNIVERSAL FUNDS FIXED INCOME PORTFOLIO -- MSDW Universal Funds Fixed Income Portfolio seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agency securities, corporate bonds, foreign bonds, mortgage-backed securities of domestic issuers, and other fixed income securities and derivatives and to a limited extent, high yield securities or junk bonds.

    MSDW UNIVERSAL FUNDS HIGH YIELD PORTFOLIO -- MSDW Universal Funds High Yield Portfolio seeks above average total return over a market cycle of three to five years by investing primarily in a portfolio of high yield securities.

    MSDW UNIVERSAL FUNDS EQUITY GROWTH PORTFOLIO -- MSDW Universal Funds Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts and other equity securities of medium and large capitalization companies.

    MSDW UNIVERSAL FUNDS VALUE PORTFOLIO -- MSDW Universal Funds Value Portfolio seeks above average total return over a market cycle of three to five years by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $1.5 billion.

    MSDW UNIVERSAL FUNDS GLOBAL EQUITY PORTFOLIO -- MSDW Universal Funds Global Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, depositary receipts and other equity securities of issuers throughout the world, including issuers in the United States.

    MSDW UNIVERSAL FUNDS EMERGING MARKET EQUITY PORTFOLIO -- MSDW Universal Funds Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, sponsored or unsponsored ADRs and other equity securities of emerging market country issuers.

    NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO -- Neuberger Berman AMT Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. To enhance yield and add diversification, the Portfolio may invest up to 10% of its net

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

assets, measured at the time of investment, in fixed-income securities that are below investment grade.

    NEUBERGER BERMAN AMT BALANCED PORTFOLIO -- Neuberger Berman AMT Balanced Portfolio seeks growth of capital and reasonable current income without undue risk to principal. The managers may allocate anywhere from 50% to 70% of assets to stock investments with the balance allocated to bond investments (at least 25%) and operating cash. The Portfolio's fixed income securities consist primarily of investment-grade bonds and other debt securities.

    NEUBERGER BERMAN AMT PARTNERS PORTFOLIO -- Neuberger Berman AMT Partners Portfolio seeks to achieve capital growth. This Portfolio's investment approach is to invest mainly in common stocks of mid- to large- capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

    There is no assurance that any of the Portfolios will achieve their stated objectives. Owners are also advised to read the Fund prospectuses accompanying this Prospectus for more detailed information.

                                The Certificate

    The Certificate is individually allocated and offered under a group flexible premium variable annuity contract. The minimum issue age is 20 and the maximum issue age is 80. Payments for the Certificate will be held in the Divisions of the Separate Account. Each Division invests in a different underlying Portfolio with its own distinct investment objectives. You choose the Division(s) with the investment objectives that meet your needs. You may select one or more Divisions and determine the percentage of your Premium Payment that is put into a Division. Subject to certain limits, You may also reallocate assets among the Divisions so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Division which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and reallocations of amounts in the Divisions as described in this Prospectus. See "Charges Under the Certificate" for a description of the charges for redeeming a Certificate and other charges made under the Certificate.

    The Owner may select an Annuity Commencement Date and an annuity option which may be on a fixed or variable basis, or a combination thereof. Generally, the Certificate contains the four optional forms of annuity described later in this Prospectus. The Annuity Commencement Date may not be deferred beyond the Maximum Deferral Age.

    The Annuity Commencement Date may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If You do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 3 (joint and last survivor life annuity).

    When an annuity is effected under a Certificate, unless otherwise specified, Investment Value held in the Divisions will be applied to provide a variable annuity based on the pro rata amount in the various Divisions. Variable annuity payments will vary in accordance with the investment performance of the Division You have selected. The Certificate allows the Owner to change the Divisions on which variable payments are based after payments have commenced once every quarter. Any fixed annuity allocation may not be changed.

                          Operation of the Certificate

                                Premium Payments

    The balance of each initial Premium Payment remaining after the deduction of the sales load, any applicable Premium Tax and the federal tax charge, is credited to your Certificate within two business days of receipt of a properly completed Enrollment Form and the initial Premium Payment by Hartford at its Customer Service Center. It will be credited to the Division(s) in accordance with your allocation instructions. If the Enrollment Form is incomplete when received, the initial Premium Payment will be returned within five (5) business days, unless You consent to Hartford's retention of the Premium Payment until the Enrollment Form is made complete.

    Subsequent Premium Payments are priced on the Valuation Day they are received by Hartford at its Customer Service Center or other designated administrative office.

    The number of Accumulation Units in each Division to be credited to a Certificate will be determined by dividing the portion of the Premium Payment being credited to each Division by the value of an Accumulation Unit in that Division on that date.

    The minimum initial Premium Payment is $1,000 per Certificate, unless agreed to otherwise by Hartford. Subsequent Premium Payments, if made, must be a minimum of $1,000 or the minimum amount then in effect. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Divisions subject to minimum amounts then in effect.

                            Right to Examine Period

    If You are not satisfied with your purchase, You may surrender the Certificate by returning it within ten (10) calendar days after You receive it (or within such

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

period as required in your state). A written request for cancellation must accompany the Certificate. In such event, Hartford will refund an amount equal to the Investment Value on the date of receipt of the request for cancellation, plus any charges deducted. The Owner bears the investment risk during the period prior to Hartford's receipt of the request for cancellation.

    In certain states, Hartford must return to the applicant the greater of the Premium Payment(s) paid or the sum of (1) the Investment Value on the date the returned Certificate is received by Hartford at the Customer Service Center or its agent and (2) any deductions under the Certificate or by the Portfolios for taxes, charges or fees. In these states, the initial Premium Payment is allocated to the Division investing in the Hartford Money Market HLS Fund, Inc. during the right to examine period.
                         Allocation of Premium Payments

    Upon written request, You may change the premium allocation. Portions allocated to the Investment Divisions must be whole percentages of 5% or more. Subsequent Net Premiums will be allocated among Investment Divisions according to Your most recent instructions, subject to the following. If We receive a premium and Your most recent allocation instructions would violate the 5% requirement, We will allocate the Net Premium among the Investment Divisions according to Your previous premium allocation. If the asset rebalancing option is in effect, premiums will be allocated accordingly until that option is terminated. See "Asset Rebalancing."

    The Owner will receive several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Owner on the Enrollment Form is shown in the Certificate. In addition, every transactional confirmation generated after a premium payment is received will show how that premium has been allocated. A Certificate's annual statement will also summarize the current premium allocation in effect for that Certificate.

                          Value of Accumulation Units

    The value of Accumulation Units for each Division will vary to reflect the investment experience of the applicable Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Division on the preceding Valuation Day by an "Experience Factor" for that Division for the Valuation Period then ended. The Experience Factor for each of the Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Portfolio during the current Valuation Period), divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period. You should refer to the Fund prospectuses which accompanies this Prospectus for a description of how the assets of each Portfolio are valued since each determination has a direct bearing on the Accumulation Unit value of the Division and therefore the Investment Value. The Accumulation Unit value is affected by the performance of the underlying Portfolio(s), expenses and deduction of the charges described in this Prospectus.

    The shares of the Portfolio are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Portfolio shares may be found in the accompanying prospectuses of the Funds.

                                Investment Value

    The Investment Value under your Certificate at any time prior to the commencement of annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Certificate in each Division by the then current Accumulation Unit values for the applicable Division. You will be advised at least annually of the number of Accumulation Units credited to each Division, the current Accumulation Unit values, and the Investment Value.

                           Transfers Among Divisions

Amount and Frequency of Transfers

Upon request and as long as the Certificate is in effect, an Owner may transfer amounts among the Divisions, without charge, up to twelve (12) times per Certificate Year. Transfers in excess of twelve (12) per Certificate Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. Transfer requests must be in writing on a form approved by Hartford or by telephone in accordance with established procedures. The amounts which may be transferred will be limited by Hartford's rules then in effect and the amounts that are transferred must be whole percentages of 5% or more, unless otherwise agreed to by Hartford. Currently, the minimum value of Accumulation Units that may be transferred from one Division to another is the lesser of (i) $500 or
(ii) the total value of the Accumulation Units in the Division. The value of the remaining Accumulation Units in a Division after a transfer must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Division would be less than $500, the entire value will be transferred.

    Currently there are no restrictions on transfers other than those described herein. Hartford reserves the right in the future to impose additional restrictions on transfers.
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16                                               HARTFORD LIFE INSURANCE COMPANY
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Transfers to or from Divisions

In the event of a transfer from a Division, the number of Accumulation Units credited to the Division from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit value for that Division on the Valuation Day Hartford receives the request for transfer in writing at the Customer Service Center.

    In the event of a transfer to a Division, Hartford will increase the number of Accumulation Units credited thereto. The increase will equal:

1.  the amount transferred divided by,

2. the Accumulation Unit Value for that Division determined on the Valuation Day Hartford receives the request for transfer in writing at the Customer Service Center.

Procedures for Telephone Transfers

Owners may effect telephone transfers in two ways. An Owner may directly contact a customer service representative. Owners may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Divisions and change of the allocation of future payments. Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.

    Hartford will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by Hartford through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. Hartford is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

                               Asset Rebalancing

    Subject to Hartford's rules then in effect, an Owner may authorize Hartford to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Divisions as selected by the Owner ("Asset Rebalancing"). The Investment Value held in each Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Divisions that have increased in value to those that have decreased in value.

    To elect Asset Rebalancing, a request in writing must be received by Hartford at its Customer Service Center. If Asset Rebalancing is elected, all Investment Value must be included in the automatic reallocation. The percentages selected under Asset Rebalancing will override any prior percentage allocations chosen by the Owner and all future Net Premiums will be allocated accordingly. All transfers made pursuant to Asset Rebalancing on the same day will count as one (1) transfer toward the twelve (12) transfers permitted without charge per coverage year. Once elected, an Owner may instruct Hartford in writing at any time to terminate the option. In addition, any transfer made outside of Asset Rebalancing will terminate the option.

                      Dollar Cost Averaging Option Program

    You may elect to allocate Your Net Premiums among the Divisions pursuant to the dollar cost averaging option program ("DCA Program"). If You choose to participate in the DCA Program, Your Net Premiums will be deposited into the Hartford Money Market Division. Each month, amounts will be withdrawn from that Division and allocated to the other Divisions in accordance with Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either in a written form satisfactory to Us or by telephone, subject to the telephone transfer procedures described above. Your Net Premium will be allocated to the Divisions that You specify, in the proportions that You specify. If, on any transfer date, Your Investment Value allocated to the Hartford Money Market Division is less than the amount You have elected to transfer, Your participation in the DCA program will terminate. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless otherwise agreed to by Hartford. In addition, transfers made under the DCA Program count toward the twelve (12) transfers permitted without charge per coverage year.

    You may cancel Your DCA election by notice in a written form satisfactory to Us.

    The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA program allows You to take advantage of market fluctuations. Since the same dollar amount is transferred to other Divisions at set intervals, the DCA Program allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore,
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HARTFORD LIFE INSURANCE COMPANY                                               17
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a lower average cost per Accumulation Unit may be achieved over the long-term.
However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. Owners who choose to participate in the DCA Program should have the financial ability to continue making investments through periods of low price levels.

    You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

                       Surrenders and Partial Withdrawals

    At any time prior to the Annuity Commencement Date, You have the right, subject to the limitations set forth below, to surrender the Certificate or to make partial withdrawals. Surrenders and partial withdrawals are not permitted after annuity payments commence, except that a full surrender is allowed under Option 4 if selected as the annuity payment option. See "Annuity Options."

    FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Owner has the right to terminate the Certificate. In such event, the Surrender Value of the Certificate may be taken in the form of a lump sum cash settlement. The Surrender Value of the Certificate is equal to the Investment Value less any Premium Taxes not previously deducted and any due and unpaid charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Certificate.

    PARTIAL WITHDRAWALS -- The Owner may make partial withdrawals of Investment Value prior to the Annuity Commencement Date. The number of partial withdrawals in any Certificate Year is limited to 12. The minimum amount withdrawn must be at least equal to the minimum amount rules then in effect. The maximum partial withdrawal is equal to the Investment Value less $1,000. Additionally, if the remaining Investment Value following a surrender is less than $1,000 or Hartford's minimum amount rules then in effect, Hartford may terminate the Certificate and pay the Surrender Value.

    Certain plans may have different withdrawal privileges. Hartford may permit the Owner to preauthorize partial withdrawals subject to certain limitations then in effect.

    In requesting a partial withdrawal You should specify the Division(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal will be effected on a pro rata basis according to the value in each Division under a Certificate. For federal tax purposes, any partial withdrawal will be deemed to be first from earnings, to the extent that they exist, and then from Premium Payments.

    Payment on any request for a surrender or partial withdrawal from the Divisions will be made as soon as possible and in any event no later than seven calendar days after the written request is received by Hartford at its Customer Service Center.

    ANY SURRENDER OR PARTIAL WITHDRAWAL DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE OWNER. THE OWNER, THEREFORE, SHOULD CONSULT A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. SEE "FEDERAL TAX CONSIDERATIONS".

                           Processing of Transactions

    Generally, transactions initiated by an Owner will be processed only on a Valuation Day. Requests received by Hartford at its Customer Service Center on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) will be processed as of that day, except as otherwise indicated in this Prospectus. Those requests received after the close of the NYSE will be processed as of the next Valuation Day.

                         Charges Under the Certificate

    Certain charges and deductions described below may be reduced for Certificates issued in connection with a specific plan in accordance with Hartford's rules in effect as of the date an Enrollment Form for a Certificate is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated Premium Payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Certificate vary based on such factors as the size of the plan, the purposes for which Certificates are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. Hartford may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Separate Account.

                                 Sales Expenses

    A sales load of not more than 4.6% of Premium Payments, depending on the plan to which the Certificate was issued, will be deducted for expenses related to the sales and distribution of the Certificate.
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18                                               HARTFORD LIFE INSURANCE COMPANY
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                       Mortality and Expense Risk Charge

    Although variable annuity payments made under the Certificates will vary in accordance with the investment performance of the underlying Portfolio shares held in the Division(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Certificates because of the expense and mortality undertakings by Hartford.

    For assuming these risks under the Certificates, Hartford will make a daily charge at the rate of 0.65% per annum against all Investment Values held in the Divisions during the life of the Certificate, including the payout period (estimated at up to 45% for mortality and up to 20% for expense).

    The mortality undertaking provided by Hartford under the Certificates, assuming the selection of one of the forms of life Annuities, is to make monthly annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Certificate) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of the Death Benefit under the Certificate.

    The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its General Account to fulfill its Certificate obligations. In that event, a loss will fall on Hartford. Also, in the event of the death of an Annuitant or Owner prior to the commencement of annuity payments Hartford can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the Death Benefit.

    In providing an expense undertaking, Hartford assumes the risk that the sales loads and the administrative expense charges for maintaining the Certificates prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

                         Administrative Expense Charge

    Hartford will deduct certain fees from Investment Value to reimburse it for expenses relating to the administration and maintenance of the Certificate and for administration of the Separate Account. The Certificate provides for an administrative expense charge of $2.50 to be deducted from Investment Value on the Certificate Date and monthly on the same calendar day as the Certificate Date, or on the last day of any month which has no such calendar day.

    The deduction will be made pro rata according to the value in each Division under a Certificate. There is not necessarily a relationship between the amount of administrative charge imposed on a given Certificate and the amount of expenses that may be attributable to that Certificate; expenses may be more or less than the charge.

    The types of expenses incurred by the Separate Account include, but are not limited to, expenses for issuing the Certificate, sending confirmations, creating and distributing annual and other periodic statements, processing reallocations and surrenders, responding to Owner inquiries, reconciling and depositing cash receipts, daily calculating and monitoring of Accumulation Unit values of the Divisions, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

    You should refer to the Fund prospectuses for a description of deductions and expenses paid out of the assets of the Portfolios.

                               Premium Tax Charge

    A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. The range of Premium Taxes is currently 0% to 3.5%. Some states assess the tax at the time Premium Payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes to the applicable governmental entity at the time imposed under applicable law and will deduct Premium Taxes at such time.

                               Federal Tax Charge

    We deduct a current charge of 0.43% of each Premium Payment to cover the estimated cost of the federal income tax treatment of the Certificates deferred acquisition costs under Section 848 of the Code. This charge may be increased or decreased to reflect changes in federal tax laws. Hartford includes the federal tax charge as a factor when computing the maximum sales load chargeable under SEC rules.

                                 Death Benefit

    The Certificates provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant.
If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, if the Contingent Annuitant predeceases the Annuitant, or if the Owner dies
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HARTFORD LIFE INSURANCE COMPANY                                               19
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before the Annuity Commencement Date, the Beneficiary will receive the Death
Benefit. If the Owner is a non-natural person, however, a Death Benefit will be payable in the event the Annuitant dies prior to the Annuity Commencement Date.
    If the death of the Annuitant or Owner occurs prior to the Annuitant or Owner attaining age 85, the Death Benefit will be the greater of:

(a) The Investment Value as determined on the date of receipt of due proof of death acceptable to Hartford and received in its Customer Service Center, or

(b) 100% of all Premium Payments made by the Owner under the Certificate, reduced by the amount of any partial withdrawals since the Certificate Date.

    If the Annuitant or Owner had attained age 85 prior to death, the Death Benefit will be equal to the Investment Value.

                            Payment of Death Benefit

    The Death Benefit may be taken in a lump sum or under any of the settlement options then offered by Hartford; provided, however, that (a) in the event of the death of any Owner prior to the Annuity Commencement Date, the entire interest in the Certificate will be distributed within 5 years after the death of the Owner and (b) in the event of the death of any Owner or Annuitant occurring on or after the Annuity Commencement Date, any remaining interest in the Certificate will be paid at least as rapidly as under the method of distribution in effect at the time of death, except that, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. Notwithstanding the foregoing, in the event of the Owner's death where the sole Beneficiary is the spouse of the Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Owner. Only one such spousal election is permitted with respect to any Certificate.

    Notwithstanding any provisions to the contrary, if the Certificate is owned by a corporation or other non-individual, a Death Benefit will be paid upon the death of the Annuitant prior to the Annuity Commencement Date. Such benefit will be payable only as one sum or under the same settlement options and in the same manner as if an individual Owner died on the date of the Annuitant's death.

    When payment is taken in one sum, payment will be made within 7 days after the date due proof of death is received, except that there may be a postponement in the payment of the Death Benefit whenever (a) the NYSE is closed, except for holidays or weekends, or trading on the NYSE is restricted as determined by the SEC, (b) the SEC permits postponement and so orders, or (c) the SEC determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

                                Annuity Benefits

    You select an Annuity Commencement Date and an annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Maximum Deferral Age. The Annuity Commencement Date may be changed from time to time, but any change must be at least 30 days prior to the date on which annuity payments are scheduled to begin. The Certificate allows the Owner to change the Divisions on which variable payments are based after payments have commenced once every quarter. Any fixed annuity allocation may not be changed, nor may a variable allocation be reallocated to the General Account.

                                Annuity Options

    The Certificate contains the four annuity options described below. If You do not elect otherwise, payments in most states will automatically begin at the Maximum Deferral Age under Option 3 (Joint and Last Survivor Annuity).

    Under any of the annuity options excluding Option 4, no surrenders are permitted after annuity payments commence. Only full surrenders are permitted under Option 4.

    OPTION 1: LIFE ANNUITY -- An annuity payable monthly during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- An annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.
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20                                               HARTFORD LIFE INSURANCE COMPANY
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    OPTION 3: JOINT AND LAST SURVIVOR ANNUITY -- An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

    It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 4: PAYMENTS FOR A DESIGNATED PERIOD -- An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, You may, at any time, surrender the Certificate and receive, within seven days, the Surrender Value of the Certificate as determined by Hartford.

    In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

    Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Certificates thus provide no real benefit to an Owner.

    Hartford may offer other annuity options from time to time.

                             Annuity Unit Valuation

    The value of the Annuity Unit for each Division in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Experience Factor (see "Value of Accumulation Units") for the day for which the value of the Annuity Unit is being calculated and (2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.

                        Determination of Payment Amount

    When annuity payments are to commence, the Investment Value is determined as the product of the value of Accumulation Units of each Division on that same day and the number of Accumulation Units credited to each Division as of the date the annuity is to commence.

    The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of annuity for each $1,000 of value of a Division under a Certificate. The first monthly payment varies according to the form and type of annuity selected. The Certificate contains annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the fixed annuity and 5% per annum for the variable annuity.

    The total first monthly variable annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Division (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.

    Fixed annuity payments are determined at annuitization by multiplying the values allocated (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the annuity tables in the Certificate. The annuity payment will remain level for the duration of the annuity.

    The amount of the first monthly variable annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Division no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    THE A.I.R. ASSUMED IN THE TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

    The Annuity Unit value used in calculating the amount of the variable annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

                           Federal Tax Considerations

What are some of the federal tax consequences which affect these Certificates?

  A. General

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE
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HARTFORD LIFE INSURANCE COMPANY                                               21
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ACTUAL STATUS OF THE OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A
PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CERTIFICATE DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Certificates cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

  B. Taxation of Hartford and the
     Separate Account

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. See "Value of Accumulation Units." As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Certificates.

  C. Taxation of Annuities -- General
     Provisions Affecting Purchasers Other
     Than Qualified Retirement Plans

    Section 72 of the Code governs the taxation of annuities in general.

 1. Non-Natural Persons, Corporations, Etc.

    Section 72 contains provisions for Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Certificate is currently includable in the gross income of a non-natural person unless the non-natural person holds the Certificate as an agent for a natural person. There is an exception from current inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated qualified retirement plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the Owner is not an individual, the primary Annuitant shall be treated as the Owner for purposes of making distributions which are required to be made upon the death of the Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Owner.

 2. Other Owners (Natural Persons)

    An Owner is not taxed on increases in the value of the Certificate until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Certificate) or as Annuity payments under the settlement option elected.

    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Certificates obtained in a tax-free exchange for other annuity contract or life insurance contract which were purchased prior to August 14, 1982.

    a. Distributions Prior to the Annuity Commencement Date.

 i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Certificate (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Certificate does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Certificate or the assignment or pledge of any portion of the value of the Certificate shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 v. In general, the transfer of the Certificate, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. Distributions After Annuity Commencement Date.

    Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

 i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. Aggregation of Two or More Annuity Certificates.

    Certificates issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Owner within the same calendar year (other than certain contract held in connection with a tax-qualified retirement arrangement) will be treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the contract and the investment in the contract will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such contract is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% Penalty Tax -- Applicable to Certain Withdrawals and Annuity
       Payments.

 i. If any amount is received or deemed received on the Certificate (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. Special Provisions Affecting Certificates Obtained through a Tax-Free Exchange of Other Annuity or Life Insurance Certificates Purchased Prior to August 14, 1982.

    If the Certificate was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Certificate) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

exchange contracts are generally subject to the rules described in this subparagraph 3.

    f. Required Distributions.

 i. Death of Owner or Primary Annuitant

        Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Certificate will be distributed within 5 years after such death; and

    3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Certificate shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Certificate.

 ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of an Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

 iii. Spouse Beneficiary
    If any portion of the interest of an Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Owner of such portion for purposes of section i. above.

 3. Diversification Requirements

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Certificate is not treated as an annuity contract, the Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. Ownership of the Assets in the Separate Account

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the Owner, such as the ability to select and control investments in a separate account, will cause the Owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether an Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Certificates, as necessary, to prevent Owners from being considered the owners of the assets in the separate accounts.

  D. Federal Income Tax Withholding

    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. Non-Periodic Distributions

    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. Periodic Distributions

    A period distribution is a distribution payable over a period greater than one year. The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

  E. Annuity Purchases by Nonresident Aliens and Foreign Corporations

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                General Matters

                     Additions, Deletions or Substitutions
                                 of Investments

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Divisions which fund the Group Annuity. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Group Annuity, Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Group Annuity. No substitution of securities will take place without notice to and consent of Owners and without prior approval of the SEC to the extent required by the Investment Company Act of 1940. Subject to Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor which may fund the Group Annuity.

                                   Assignment

    Benefits under a Certificate described herein are assignable by the Owner only if Hartford agrees. An assignment of a Certificate may subject the assignment proceeds to income taxes and certain penalty taxes. See "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Plans."

                                  Modification

    Hartford reserves the right to modify the Certificate, but only if such modification (i) is necessary to make the Certificate or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued tax advantages for the Certificate under the Code or other federal or state laws; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Division(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification, Hartford will provide notice to the Owner or to the payee(s) during the annuity period. Hartford may also make appropriate endorsement in the Certificate to reflect such modification.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                              Misstatement of Age

    If the age of the Annuitant has been misstated, the amount of the annuity payable by Hartford will be that provided by that portion of the amounts allocated to effect such annuity on the basis of the corrected information without changing the date of the first payment of such annuity. Any underpayments by Hartford shall be made up immediately and any overpayments shall be charged against future amounts becoming payable.

                               Delay of Payments

    There may be postponement of a surrender payment or Death Benefit whenever
(a) the NYSE is closed, except for holidays or weekends, or trading on the NYSE is restricted as determined by the SEC; (b) the SEC permits postponement and so orders; or (c) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

                                 Voting Rights

    Hartford will notify You of any Portfolio shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which You can instruct Hartford with respect to the voting of the Portfolio shares held for your account.

    In connection with the voting of Portfolio shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Portfolio shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Portfolio shares held by it in accordance with the instructions received from the Owners for whose accounts the Portfolio shares are held. If an Owner desires to attend any meeting at which shares held for the Owner's benefit may be voted, the Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Portfolio shares held for such Owner's account. In the event that the Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Portfolio in the same proportion as shares of that Portfolio for which instructions have been received. During the annuity period under a Certificate the number of votes will decrease as the assets held to fund annuity benefits decrease.

                               Experience Credit

    The Certificates issued under a corporate-sponsored plan may be eligible for experience credits due to administrative savings. The amount of any experience credit may be paid in cash or applied to and used to increase Investment Value.

                       Distribution of the Group Annuity

    The Group Annuity will be sold by insurance and variable annuity agents of Hartford who are either registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), or of independent broker-dealers. These broker-dealers are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are members of the National Association of Securities Dealers, Inc. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc.

    Commissions will be paid by Hartford and will not be more than 4.6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit, service fees, asset-based trail commissions, or other compensation.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rule or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

                     Safekeeping of Separate Account Assets

    The assets of the Separate Account are held by Hartford and are kept physically segregated and held separate and apart from the other accounts of Hartford. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               Legal Proceedings

    There are no material legal proceedings pending to which the Separate Account is a party.

                                   Year 2000

    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

                                 Legal Counsel

    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Secretary, Hartford Life, P.O. Box 2999, Hartford, Connecticut 06104-2999.

                                    Experts

    The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             Additional Information

    Inquiries will be answered by calling your representative or by writing:

  International Corporate Marketing Group
  Attn: Registered Products
  100 Campus Drive, Suite 250
  Florham Park, NJ 07932
  Telephone: 800-861-1408

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               Table of Contents
                                     of the
                      Statement of Additional Information

                                                                           Page
                                                                           ----
 Description of Hartford Life Insurance Company..........................
 Safekeeping of Assets...................................................
 Independent Public Accountants..........................................
 Distribution of Certificates............................................
 Calculation of Yield and Return.........................................
 Performance Comparisons.................................................
 Financial Statements....................................................

    To obtain a Statement of Additional Information, please complete this form and mail to:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

    Please send a Statement of Additional Information for OmniFlex-Registered Trademark- funded by ICMG Secular Trust Separate Account to me at the following address:

----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                        PART B
                         STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY -
                         ICMG SECULAR TRUST SEPARATE ACCOUNT
                              OMNIFLEX VARIABLE ANNUITY





This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to International Corporate Marketing Group, Attn: Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.




Date of Prospectus: May 3, 1999

Date of Statement of Additional Information:  May 3, 1999

                        TABLE OF CONTENTS

SECTION                                                     PAGE
-------                                                     ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.............

SAFEKEEPING OF ASSETS......................................

INDEPENDENT PUBLIC ACCOUNTANTS.............................

DISTRIBUTION OF CERTIFICATES...............................

CALCULATION OF YIELD AND RETURN............................

PERFORMANCE COMPARISONS....................................

FINANCIAL STATEMENTS.......................................

               DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and
subsequently redomiciled to Connecticut.   Our offices are located in
Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                  HARTFORD'S RATINGS

------------------------------------------------------------------------------
        Rating Agency           Effective     Rating     Basis of Rating
                             Date of Rating
------------------------------------------------------------------------------
A.M. Best and Company, Inc.     1/1/99          A+    Financial performance
------------------------------------------------------------------------------
Standard & Poor's               6/1/98         AA     Insurer financial
                                                       strength
------------------------------------------------------------------------------
Duff & Phelps                  12/21/98        AA+    Claims paying ability
------------------------------------------------------------------------------



                                SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.


                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             DISTRIBUTION OF CERTIFICATES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the securities issued with respect to the Separate Account. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The securities will be sold by insurance and Variable Annuity agents of Hartford who are registered representatives of HESCO or independent broker-dealers. These broker-dealers are registered with the Commission under the

Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.


Hartford currently pays HESCO underwriting commissions for its role as principal underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as principal underwriter has been: 1998: $66.24; 1997: $0; and 1996: $0. For the applicable time periods, HESCO has not retained these commissions.


The offering of the Separate Account Certificates is continuous.

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE HARTFORD MONEY MARKET DIVISION. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Hartford Money Market Division for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:
                                                365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

THE HARTFORD MONEY MARKET DIVISION'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE DIVISION. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

The yield and effective yield for the seven day period ending December 31, 1998 for the Hartford Money Market Division was as follows ($30 Annual Maintenance
Fee):

--------------------------------------------------------------------------
DIVISION                              YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------
Hartford Money Market Fund *          4.14%                     4.23%
--------------------------------------------------------------------------


* Yield and effective yield for the seven-day period ending December 31, 1998.

YIELDS OF HARTFORD BOND AND LIMITED MATURITY BOND DIVISIONS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Divisions will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the Division level for the respective period. The Divisions' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Divisions' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Divisions used for illustration purposes reflect the interest earned by the Divisions, less applicable asset charges assessed against an Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                          6
Current Yield Formula for the Division  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

----------------------------------------------------------------------
DIVISION                                                        YIELD
----------------------------------------------------------------------
Hartford Bond Fund **                                           5.23%
----------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond                      4.80%
Portfolio **
----------------------------------------------------------------------


** Yield quotation based on a 30-day period ended December 31, 1998.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Divisions differs from the method used by the Divisions prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Divisions on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Division over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period;
(2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Division has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Divisions for the 1, 5, and 10 year periods ended December 31, 1998:

              STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                  DECEMBER 31, 1998

-------------------------------------------------------------------------------
DIVISIONS        INCEPTION     1 YEAR     5 YEAR        10 YEAR        SINCE
                   DATE                                              INCEPTION
-------------------------------------------------------------------------------
Alger Growth     10/28/94      36.01%       N/A           N/A          23.24%
-------------------------------------------------------------------------------
Alger Small      10/28/94       5.65%       N/A           N/A          11.85%
Cap
-------------------------------------------------------------------------------
BT EAFE           8/22/97      11.50%       N/A           N/A           1.58%
-------------------------------------------------------------------------------
BT Equity 500     10/1/97      18.03%       N/A           N/A          15.32%
-------------------------------------------------------------------------------
BT Small Cap      8/25/97     -10.75%       N/A           N/A          -5.62%
Index
-------------------------------------------------------------------------------
Fidelity VIP     10/28/94       5.32%       N/A           N/A           9.91%
Asset Mgr
-------------------------------------------------------------------------------
Fidelity VIP     10/28/94       2.15%       N/A           N/A          15.12%
Equity Income
-------------------------------------------------------------------------------
Fidelity VIP     10/28/94     -12.61%       N/A           N/A           6.17%
High Income
-------------------------------------------------------------------------------
Hartford Bond    10/28/94      -1.05%       N/A           N/A           4.91%
-------------------------------------------------------------------------------
Hartford         10/28/94       5.67%       N/A           N/A          15.29%
Capital
Appreciation
-------------------------------------------------------------------------------
Hartford Money   10/28/94      -3.72%       N/A           N/A           0.29%
Market
-------------------------------------------------------------------------------
JPM Bond          1/3/95       -1.17%       N/A           N/A           3.91%
-------------------------------------------------------------------------------
JPM Equity        1/3/95       12.99%       N/A           N/A          21.44%
-------------------------------------------------------------------------------
JPM               1/3/95       -4.23%       N/A           N/A           3.86%
International
Opps
-------------------------------------------------------------------------------
JPM Small         1/3/95      -13.79%       N/A           N/A          12.27%
Company
-------------------------------------------------------------------------------
MS Emerging       10/1/96     -31.17%       N/A           N/A         -17.81%
Markets Eqty
-------------------------------------------------------------------------------
MS Equity         1/2/97        9.28%       N/A           N/A          18.99%
Growth
-------------------------------------------------------------------------------
MS Fixed          1/2/97       -1.28%       N/A           N/A           2.34%
Income
-------------------------------------------------------------------------------
MS Global         1/2/97        3.93%       N/A           N/A           9.99%
Equity
-------------------------------------------------------------------------------
MS High Yield     1/2/97       -4.16%       N/A           N/A           2.56%
-------------------------------------------------------------------------------
MS Value          1/2/97      -10.59%       N/A           N/A           2.45%
Portfolio
-------------------------------------------------------------------------------
Neuberger Berman 10/28/94       2.60%       N/A           N/A          18.76%
Balanced
-------------------------------------------------------------------------------
Neuberger Berman 10/28/94      -4.54%       N/A           N/A           1.22%
Limited Maturity
-------------------------------------------------------------------------------
Neuberger Berman 10/28/94      -4.75%       N/A           N/A          17.82%
Partners
-------------------------------------------------------------------------------



In addition to the standardized total return, the Division may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Division is higher than standardized total return for a Division.

For the fiscal year ended December 31, 1998, the non-standardized annualized total return for the Divisions listed below were as follows:

              NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
                INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                  DECEMBER 31, 1998

------------------------------------------------------------------------------
DIVISIONS        INCEPTION     1 YEAR      5 YEAR       10 YEAR       SINCE
                   DATE                                             INCEPTION
------------------------------------------------------------------------------
Alger Growth       1/8/89      47.11%      23.10%         N/A          21.22%
------------------------------------------------------------------------------
Alger Small       9/20/88      14.78%      12.36%        19.07%          N/A
Cap
------------------------------------------------------------------------------
BT EAFE           8/22/97      20.81%       N/A           N/A           9.08%
------------------------------------------------------------------------------
BT Equity 500     10/1/97      27.88%       N/A           N/A          30.10%
------------------------------------------------------------------------------
BT Small Cap      8/25/97      -2.82%       N/A           N/A           1.38%
Index
------------------------------------------------------------------------------
Fidelity VIP       9/6/89      14.31%      11.08%         N/A          12.25%
Asset Mgr
------------------------------------------------------------------------------
10Fidelity VIP    10/9/86      10.90%      18.00%        14.87%          N/A
Equity Income
------------------------------------------------------------------------------
Fidelity VIP      9/19/85      -4.95%       8.09%        10.36%          N/A
High Income
------------------------------------------------------------------------------
Hartford Bond     8/31/77       7.45%       6.55%         8.15%          N/A
------------------------------------------------------------------------------
Hartford           4/2/84      14.73%      17.12%        17.78%          N/A
Capital
Appreciation
------------------------------------------------------------------------------
Hartford Money    6/30/80       4.60%       4.41%         4.83%          N/A
Market
------------------------------------------------------------------------------
JPM Bond          1/3/95        7.32%       N/A           N/A           8.27%
------------------------------------------------------------------------------
JPM Equity        1/3/95       22.52%       N/A           N/A          25.60%
------------------------------------------------------------------------------
JPM               1/3/95        4.05%       N/A           N/A           8.16%
International
Opps
------------------------------------------------------------------------------
JPM Small         1/3/95       -6.11%       N/A           N/A          16.26%
Company
------------------------------------------------------------------------------
MS Emerging      10/1/96      -24.66%       N/A           N/A         -12.89%
Markets Eqty
------------------------------------------------------------------------------
MS Equity         1/2/97       18.53%       N/A           N/A          25.25%
Growth
------------------------------------------------------------------------------
MS Fixed          1/2/97        7.21%       N/A           N/A           8.23%
Income
------------------------------------------------------------------------------
MS Global         1/2/97       12.75%       N/A           N/A          16.00%
Equity
------------------------------------------------------------------------------
MS High Yield     1/2/97        4.13%       N/A           N/A           8.40%
------------------------------------------------------------------------------
MS Value          1/2/97       -2.75%       N/A           N/A           8.14%
Portfolio
------------------------------------------------------------------------------
Neuberger Berman 2/28/89       11.45%      10.64%         N/A          10.58%
Balanced
------------------------------------------------------------------------------
Neuberger Berman 9/10/84        3.71%       4.50%         6.10%          N/A
Limited Maturity
------------------------------------------------------------------------------
Neuberger Berman 3/22/94        3.53%       N/A           N/A          18.92%
Partners
------------------------------------------------------------------------------

                               PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Divisions against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Division to which it is compared and is not adjusted for commissions and other costs.
Portfolio holdings of the Division will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which High Yield Fund customarily invest. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.
The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.


Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.


The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial,

60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.


The Standard & Poor's 40 Utilities Index is an unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees.


The manner in which total return and yield will be calculated for public use is described above.

                             ARTHUR ANDERSEN LLP




REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:
-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company ICMG Secular Trust Separate Account (Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Money Market Fund, Neuberger & Berman AMT Partners Portfolio, Neuberger & Berman AMT Balanced Portfolio, Neuberger & Berman AMT Limited Maturity Bond Portfolio, VIP Equity-Income Portfolio, VIP High Income Portfolio, VIP II Asset Manager Portfolio, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio, J.P. Morgan International Opportunities Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, Morgan Stanley Equity Growth Portfolio, Morgan Stanley Fixed Income Portfolio, Morgan Stanley Global Equity Portfolio, Morgan Stanley High Yield Portfolio and Morgan Stanley Value Portfolio) (collectively, the Account) as of
December 31, 1998, and the related statements of operations and statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998 and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.


                                          /s/ Arthur Andersen LLP


Hartford, Connecticut
February 25, 1999


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                      Neuberger    Neuberger
OMNIFLEX                                                                      Hartford      Hartford     & Berman     & Berman
STATEMENTS OF ASSETS AND LIABILITIES                             Hartford      Capital       Money          AMT          AMT
DECEMBER 31, 1998                                                  Bond     Appreciation     Market      Partners     Balanced
                                                                   Fund         Fund          Fund       Portfolio    Portfolio
                                                                 Division     Division      Division     Division     Division
                                                                 --------     --------      --------     --------     --------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
      Shares               10,827
      Cost                $11,329
      Market Value............................................ $    11,700          -            -             -            -
    Hartford Capital Appreciation HLS Fund, Inc.- Class IA
      Shares                2,972
      Cost                $13,082
      Market Value............................................        -      $    14,145         -             -            -
    Hartford  Money Market HLS Fund, Inc. - Class IA
      Shares               10,877
      Cost                $10,877
      Market Value............................................        -             -     $    10,877          -            -
  Investments in Neuberger & Berman Advisers Management Trust:
    Partners Portfolio
      Shares                  675
      Cost                $11,893
      Market Value............................................        -             -            -      $    12,782         -
    Balanced Portfolio
      Shares                  766
      Cost                $12,628
      Market Value............................................        -             -            -             -     $    12,515
    Limited Maturity Bond Portfolio
      Shares                  835
      Cost                $11,763
      Market Value............................................        -             -            -             -            -
  Investments in the Variable Insurance Products Fund:
    VIP Equity-Income Portfolio
      Shares                  525
      Cost                $12,042
      Market Value............................................        -             -            -             -            -
    VIP High Income Portfolio
      Shares                  932
      Cost                $11,179
      Market Value............................................        -             -            -             -            -
    VIP II Asset Manager Portfolio
      Shares                  725
      Cost                $11,328
      Market Value............................................        -             -            -             -            -
    Receivable from Hartford Life Insurance Company...........        -                4         -                2         -
                                                               -----------   -----------  -----------   -----------  -----------
    Total Assets .............................................      11,700        14,149       10,877        12,784       12,515
                                                               -----------   -----------  -----------   -----------  -----------

LIABILITIES:
    Payable to Hartford Life Insurance Company................           4          -            -             -              14
                                                               -----------   -----------  -----------   -----------  -----------
    Total Liabilities.........................................           4          -            -             -              14
                                                               -----------   -----------  -----------   -----------  -----------

  Net Assets (Variable annuity contract liabilities).......... $    11,696   $    14,149  $    10,877   $    12,784  $    12,501
                                                               -----------   -----------  -----------   -----------  -----------
                                                               -----------   -----------  -----------   -----------  -----------

VARIABLE ANNUITY POLICIES:
    Units owned by participants...............................       1,000         1,053        1,000         1,000        1,000
    Unit price ............................................... $11.6966571   $13.4424818  $10.8769243   $12.7841852  $12.5010772


                                                               Neuberger
                                                               & Berman
                                                                  AMT          VIP           VIP           VIP II
                                                                Limited       Equity-        High          Asset
                                                             Maturity Bond    Income        Income        Manager
                                                               Portfolio     Portfolio     Portfolio      Portfolio
                                                                Division     Division      Division       Division
                                                                --------     --------      --------       --------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
      Shares               10,827
      Cost                $11,329
      Market Value............................................        -             -             -              -
    Hartford Capital Appreciation HLS Fund, Inc.- Class IA
      Shares                2,972
      Cost                $13,082
      Market Value............................................        -             -             -              -
    Hartford  Money Market HLS Fund, Inc. - Class IA
      Shares               10,877
      Cost                $10,877
      Market Value............................................        -             -             -              -
  Investments in Neuberger & Berman Advisers Management Trust:
    Partners Portfolio
      Shares                  675
      Cost                $11,893
      Market Value............................................        -             -             -              -
    Balanced Portfolio
      Shares                  766
      Cost                $12,628
      Market Value............................................        -             -             -              -
    Limited Maturity Bond Portfolio
      Shares                  835
      Cost                $11,763
      Market Value............................................ $    11,542          -             -              -
  Investments in the Variable Insurance Products Fund:
    VIP Equity-Income Portfolio
      Shares                  525
      Cost                $12,042
      Market Value............................................        -      $    13,337          -              -
    VIP High Income Portfolio
      Shares                  932
      Cost                $11,179
      Market Value............................................        -             -      $    10,742           -
    VIP II Asset Manager Portfolio
      Shares                  725
      Cost                $11,328
      Market Value............................................        -             -             -       $    13,157
    Receivable from Hartford Life Insurance Company...........        -             -             -              -
                                                               -----------   -----------   -----------    -----------
    Total Assets .............................................      11,542        13,337        10,742         13,157
                                                               -----------   -----------   -----------    -----------

LIABILITIES:
    Payable to Hartford Life Insurance Company................           3            15             -           -
                                                               -----------   -----------   -----------    -----------
    Total Liabilities.........................................           3            15             -           -
                                                               -----------   -----------   -----------    -----------

  Net Assets (Variable annuity contract liabilities).......... $    11,539   $    13,322   $    10,742    $    13,157
                                                               -----------   -----------   -----------    -----------
                                                               -----------   -----------   -----------    -----------

VARIABLE ANNUITY POLICIES:
    Units owned by participants...............................       1,060         1,000         1,000          1,000
    Unit price ............................................... $10.8851810   $13.3224107   $10.7416721    $13.1568844

The accompanying notes are an integral part of these financial statements.


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                      Alger
OMNIFLEX                                                American       Alger                                           J.P. Morgan
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)       Small       American   J.P. Morgan J.P. Morgan  J.P. Morgan  International
DECEMBER 31, 1998                                    Capitalization   Growth       Bond       Equity    Small Company Opportunities
                                                        Portfolio    Portfolio   Portfolio   Portfolio    Portfolio     Portfolio
                                                        Division      Division    Division    Division     Division     Division
                                                        --------     ---------    --------    --------     --------     --------
ASSETS:
  Investments in the Alger American Fund:
    American Small Capitalization Portfolio
      Shares                 297
      Cost               $11,853
      Market Value..................................   $    13,077        -          -            -          -           -
    American Growth Portfolio
      Shares                 327
      Cost               $12,172
      Market Value..................................          -    $    17,427       -            -          -           -
  Investments in the J.P. Morgan Series Trust II:
    Bond Portfolio
      Shares                 915
      Cost               $10,412
      Market Value..................................          -           -      $ 10,683         -          -           -
    Equity Portfolio
      Shares                 785
      Cost               $11,190
      Market Value..................................          -           -          -     $    12,436       -           -
    Small Company Portfolio
      Shares                 830
      Cost               $10,370
      Market Value..................................          -           -          -            -    $    9,848        -
    International Opportunities Portfolio
      Shares                 990
      Cost               $10,531
      Market Value..................................          -           -          -            -          -    $    10,414
  Investments in the Morgan Stanley Universal Funds,
   Inc.:
    Emerging Markets Equity Portfolio
      Shares               1,141
      Cost               $10,083
      Market Value..................................          -           -          -            -          -           -
    Equity Growth Portfolio
      Shares                 783
      Cost               $10,026
      Market Value..................................          -           -          -            -          -           -
    Fixed Income Portfolio
      Shares                 997
      Cost               $10,456
      Market Value..................................          -           -          -            -          -           -
    Global Equity Portfolio
      Shares                 856
      Cost               $10,104
      Market Value..................................          -           -          -            -          -           -
    High Yield Portfolio
      Shares                 995
      Cost               $10,645
      Market Value..................................          -           -          -            -          -           -
    Value Portfolio
      Shares                 904
      Cost               $10,316
      Market Value..................................          -           -          -            -          -           -

    Receivable from Hartford Life Insurance Company.          -           -          -            -          -           -
                                                       ----------- ----------- ----------- ----------- ---------- -----------
    Total Assets ...................................        13,077      17,427     10,683       12,436      9,848      10,414
                                                       ----------- ----------- ----------- ----------- ---------- -----------

LIABILITIES:
    Payable to Hartford Life Insurance Company......            14          19          11          13         10          11
                                                       ----------- ----------- ----------- ----------- ---------- -----------
    Total Liabilities...............................            14          19          11          13         10          11
                                                       ----------- ----------- ----------- ----------- ---------- -----------


    Net Assets (Variable annuity contract liabilities) $    13,063 $    17,408 $    10,672 $    12,423 $    9,838 $    10,403
                                                       ----------- ----------- ----------- ----------- ---------- -----------
                                                       ----------- ----------- ----------- ----------- ---------- -----------

VARIABLE ANNUITY POLICIES:
    Units owned by participants......................        1,000       1,000       1,000       1,000      1,000       1,000
    Unit price ......................................  $13.0627351 $17.4076837 $10.6720127 $12.4228997 $9.8376036 $10.4027321


                                                        Morgan
                                                        Stanley     Morgan       Morgan       Morgan       Morgan
                                                       Emerging     Stanley      Stanley      Stanley      Stanley      Morgan
                                                        Markets     Equity        Fixed       Global        High        Stanley
                                                         Equity     Growth        Income       Equity       Yield        Value
                                                       Portfolio   Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                                        Division    Division     Division     Division     Division     Division
                                                        --------    --------     --------     --------     --------     --------
ASSETS:
  Investments in the Alger American Fund:
    American Small Capitalization Portfolio
      Shares                 297
      Cost               $11,853
      Market Value...................................        -            -            -            -            -            -
    American Growth Portfolio
      Shares                 327
      Cost               $12,172
      Market Value...................................        -            -            -            -            -            -
  Investments in the J.P. Morgan Series Trust II:
    Bond Portfolio
      Shares                 915
      Cost               $10,412
      Market Value...................................        -            -            -            -            -            -
    Equity Portfolio
      Shares                 785
      Cost               $11,190
      Market Value...................................        -            -            -            -            -            -
    Small Company Portfolio
      Shares                 830
      Cost               $10,370
      Market Value...................................        -            -            -            -            -            -
    International Opportunities Portfolio
      Shares                 990
      Cost               $10,531
      Market Value...................................        -            -            -            -            -            -
  Investments in the Morgan Stanley Universal Funds,
   Inc.:
    Emerging Markets Equity Portfolio
      Shares               1,141
      Cost               $10,083
      Market Value...................................     $ 8,116         -            -            -            -            -
    Equity Growth Portfolio
      Shares                 783
      Cost               $10,026
      Market Value...................................        -     $    11,825         -            -            -            -
    Fixed Income Portfolio
      Shares                 997
      Cost               $10,456
      Market Value...................................        -            -     $    10,667         -            -            -
    Global Equity Portfolio
      Shares                 856
      Cost               $10,104
      Market Value...................................        -            -            -     $    11,245         -            -
    High Yield Portfolio
      Shares                 995
      Cost               $10,645
      Market Value...................................        -            -            -            -     $    10,303         -
    Value Portfolio
      Shares                 904
      Cost               $10,316
      Market Value...................................        -            -            -            -            -     $    10,046

    Receivable from Hartford Life Insurance Company..        -            -            -            -            -            -
    Total Assets ....................................       8,116       11,825       10,667       11,245       10,303       10,046
                                                       ----------  -----------  -----------  -----------  -----------  -----------

LIABILITIES:
    Payable to Hartford Life Insurance Company.......          84           12           12           12           11           10
                                                       ----------  -----------  -----------  -----------  -----------  -----------
    Total Liabilities................................          84           12           12           12           11           10
                                                       ----------  -----------  -----------  -----------  -----------  -----------

    Net Assets (Variable annuity contract liabilities) $    8,032  $    11,813  $    10,655  $    11,233  $    10,292  $    10,036
                                                       ----------  -----------  -----------  -----------  -----------  -----------
                                                       ----------  -----------  -----------  -----------  -----------  -----------

VARIABLE ANNUITY POLICIES:
    Units owned by participants......................       1,000        1,000        1,000        1,000        1,000        1,000
    Unit price ......................................  $8.0317132  $11.8125905  $10.6551159  $11.2327995  $10.2922699  $10.0360092

The accompanying notes are an integral part of these financial statements.


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                  Neuberger        Neuberger
OMNIFLEX                                                               Hartford      Hartford         & Berman         & Berman
STATEMENTS OF OPERATIONS                                 Hartford       Capital       Money             AMT              AMT
FOR THE YEAR ENDED DECEMBER 31, 1998                       Bond      Appreciation     Market          Partners         Balanced
                                                           Fund          Fund          Fund           Portfolio       Portfolio
                                                         Division      Division      Division         Division         Division
                                                         --------      --------      --------         --------         --------
INVESTMENT INCOME:
  Dividends............................................  $  563      $      847      $    550         $   1,567        $  2,135

EXPENSES:
  Mortality and expense risk undertakings..............     (74)            (81)          (69)              (82)            (76)

                                                         ------      ----------      --------         ---------        --------
    Net investment income (loss).......................     489             766           481             1,485           2,059
                                                         ------      ----------      --------         ---------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions..       8              12             -                 3             (21)
  Net unrealized appreciation (depreciation) of
      investments during the period....................     319           1,007             -            (1,057)           (758)
                                                         ------      ----------      --------         ---------        --------
    Net gain (loss) on investments.....................     327           1,019             -            (1,054)           (779)
                                                         ------      ----------      --------         ---------        --------

    Net increase (decrease) in net assets resulting
     from operations...................................  $  816      $    1,785      $    481         $     431        $  1,280
                                                         ------      ----------      --------         ---------        --------
                                                         ------      ----------      --------         ---------        --------


                                                                       Neuberger
                                                                       & Berman
                                                                          AMT             VIP              VIP              VIP II
                                                                        Limited          Equity-           High              Asset
                                                                      Maturity Bond       Income           Income           Manager
                                                                        Portfolio       Portfolio         Portfolio        Portfolio
                                                                        Division        Division          Division         Division
                                                                        --------        --------          --------         --------
INVESTMENT INCOME:
  Dividends..........................................................   $  665          $    771          $  1,314          $ 1,465

EXPENSES:
  Mortality and expense risk undertakings............................      (72)              (83)              (74)             (80)

                                                                        ------          --------          --------          -------
    Net investment income (loss).....................................      593               688             1,240            1,385
                                                                        ------          --------          --------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions................       (4)            1,633               (13)              11
  Net unrealized appreciation (depreciation) of
      investments during the period..................................     (191)             (784)           (1,801)             254
                                                                        ------          --------          --------          -------
    Net gain (loss) on investments...................................     (195)              849            (1,814)             265
                                                                        ------          --------          --------          -------

    Net increase (decrease) in net assets resulting from operations..   $  398          $  1,537          $   (574)         $ 1,650
                                                                        ------          --------          --------          -------
                                                                        ------          --------          --------          -------

The accompanying notes are an integral part of these financial statements.


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                 Alger
OMNIFLEX                                                          American           Alger
STATEMENTS OF OPERATIONS - ( CONTINUED )                            Small          American         J.P. Morgan      J.P. Morgan
FOR THE YEAR ENDED DECEMBER 31, 1998                            Capitalization      Growth             Bond            Equity
                                                                  Portfolio        Portfolio         Portfolio        Portfolio
                                                                   Division         Division         Division*        Division*
                                                                  ---------        ---------         ---------        ---------
INVESTMENT INCOME:
  Dividends                                                       $   1,584        $   2,212         $     459        $   1,238

EXPENSES:
  Mortality and expense risk undertakings                               (77)             (92)              (61)             (66)
                                                                  ---------        ---------         ---------        ---------
    Net investment income (loss)                                      1,507            2,120               398            1,172
                                                                  ---------        ---------         ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                    (3)              20                 3                5
  Net unrealized appreciation (depreciation) of
    investments during the period                                       171            3,455               271            1,246
                                                                  ---------        ---------         ---------        ---------
    Net gain (loss) on investments                                      168            3,475               274            1,251
                                                                  ---------        ---------         ---------        ---------
    Net increase (decrease) in net assets resulting
      from operations                                             $   1,675        $   5,595         $     672        $   2,423
                                                                  ---------        ---------         ---------        ---------
                                                                  ---------        ---------         ---------        ---------


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                               Morgan Stanley
OMNIFLEX                                                                          J.P. Morgan        Emerging      Morgan Stanley
STATEMENTS OF OPERATIONS - ( CONTINUED )                         J.P. Morgan     International        Markets          Equity
FOR THE YEAR ENDED DECEMBER 31, 1998                            Small Company    Opportunities        Equity           Growth
                                                                  Portfolio        Portfolio         Portfolio        Portfolio
                                                                  Division*        Division*         Division*        Division*
                                                                  ---------        ---------         ---------        ---------
INVESTMENT INCOME:
  Dividends                                                       $     418        $     581         $      46        $      74

EXPENSES:
  Mortality and expense risk undertakings                               (60)             (61)              (53)             (64)
                                                                  ---------        ---------         ---------        ---------
    Net investment income (loss)                                        358              520                (7)              10
                                                                  ---------        ---------         ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                    (6)              (3)                -                2
  Net unrealized appreciation (depreciation) of
    investments during the period                                      (522)            (117)           (1,967)           1,799
                                                                  ---------        ---------         ---------        ---------
    Net gain (loss) on investments                                     (528)            (120)           (1,967)           1,801
                                                                  ---------        ---------         ---------        ---------
    Net increase (decrease) in net assets resulting
      from operations                                             $    (170)       $     400         $  (1,974)       $   1,811
                                                                  ---------        ---------         ---------        ---------
                                                                  ---------        ---------         ---------        ---------


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                        Morgan Stanley  Morgan Stanley    Morgan Stanley
STATEMENTS OF OPERATIONS - ( CONTINUED )                           Fixed            Global             High        Morgan Stanley
FOR THE YEAR ENDED DECEMBER 31, 1998                               Income           Equity             Yield           Value
                                                                  Portfolio        Portfolio         Portfolio        Portfolio
                                                                  Division*        Division*         Division*        Division*
                                                                  ---------        ---------         ---------        ---------
INVESTMENT INCOME:
  Dividends                                                       $     504        $     152         $     693        $     364
EXPENSES:
  Mortality and expense risk undertakings                               (60)             (63)              (59)             (61)
                                                                  ---------        ---------         ---------        ---------
    Net investment income (loss)                                        444               89               634              303
                                                                  ---------        ---------         ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                     2                3                (1)              (1)
  Net unrealized appreciation (depreciation) of
    investments during the period                                       210            1,141              (341)            (270)
                                                                  ---------        ---------         ---------        ---------
    Net gain (loss) on investments                                      212            1,144              (342)            (271)
                                                                  ---------        ---------         ---------        ---------

    Net increase (decrease) in net assets resulting
      from operations                                             $     656        $   1,233         $     292        $      32
                                                                  ---------        ---------         ---------        ---------
                                                                  ---------        ---------         ---------        ---------

* From inception, January 27, 1998, to December 31, 1998.

The accompanying notes are an integral part of these financial statements.


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS                                                             Hartford            Hartford
FOR THE YEAR ENDED DECEMBER 31, 1998                                         Hartford            Capital              Money
                                                                               Bond            Appreciation          Market
                                                                               Fund                Fund                Fund
                                                                             Division            Division            Division
                                                                            ---------           ---------           ---------
OPERATIONS:

  Net investment income (loss)                                              $     489           $     766           $     481
  Net realized gain (loss) on investment transactions                               8                  12                   -
  Net unrealized appreciation (depreciation) of
    investments during the period                                                 319               1,007                   -
                                                                            ---------           ---------           ---------
    Net increase ( decrease ) in net assets resulting from operations             816               1,785                 481
                                                                            ---------           ---------           ---------

UNIT TRANSACTIONS:
  Premiums                                                                          -                 648                   -
  Other activity                                                                   (6)                 (1)                 (2)
                                                                            ---------           ---------           ---------
  Net increase (decrease) in net assets resulting from unit transactions           (6)                647                  (2)
                                                                            ---------           ---------           ---------

    Total increase (decrease) in net assets                                       810               2,432                 479

Net assets:
  Beginning of period                                                        10,886**            11,717**            10,398**
                                                                            ---------           ---------           ---------
  End of period                                                             $  11,696           $  14,149           $  10,877
                                                                            ---------           ---------           ---------
                                                                            ---------           ---------           ---------


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                                 Neuberger
OMNIFLEX                                                                     Neuberger           Neuberger          & Berman
STATEMENTS OF CHANGES IN NET ASSETS                                          & Berman            & Berman              AMT
FOR THE YEAR ENDED DECEMBER 31, 1998                                           AMT                 AMT               Limited
                                                                             Partners            Balanced         Maturity Bond
                                                                            Portfolio           Portfolio           Portfolio
                                                                             Division            Division            Division
                                                                            ---------           ---------           ---------
OPERATIONS:

  Net investment income (loss)                                              $   1,485           $   2,059           $     593
  Net realized gain (loss) on investment transactions                               3                 (21)                 (4)
  Net unrealized appreciation (depreciation) of
    investments during the period                                              (1,057)               (758)               (191)
                                                                            ---------           ---------           ---------
    Net increase ( decrease ) in net assets resulting from operations             431               1,280                 398
                                                                            ---------           ---------           ---------

UNIT TRANSACTIONS:
  Premiums                                                                          -                   -                 648
  Other activity                                                                    5                   4                  (2)
                                                                            ---------           ---------           ---------
    Net increase (decrease) in net assets resulting from unit transactions          5                   4                 646
                                                                            ---------           ---------           ---------

    Total increase (decrease) in net assets                                       436               1,284               1,044

Net assets:
  Beginning of period                                                        12,348**            11,217**            10,495**
                                                                            ---------           ---------           ---------
  End of period                                                             $  12,784           $  12,501           $  11,539
                                                                            ---------           ---------           ---------
                                                                            ---------           ---------           ---------


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX
STATEMENTS OF CHANGES IN NET ASSETS                                             VIP                VIP               VIP II
FOR THE YEAR ENDED DECEMBER 31, 1998                                          Equity-              High               Asset
                                                                              Income             Income              Manager
                                                                            Portfolio           Portfolio           Portfolio
                                                                             Division            Division            Division
                                                                            ---------           ---------           ---------
OPERATIONS:

  Net investment income (loss)                                              $     688           $   1,240           $   1,385
  Net realized gain (loss) on investment transactions                           1,633                 (13)                 11
  Net unrealized appreciation (depreciation) of
    investments during the period                                                (784)             (1,801)                254
                                                                            ---------           ---------           ---------
    Net increase ( decrease ) in net assets resulting from operations           1,537                (574)              1,650
                                                                            ---------           ---------           ---------

UNIT TRANSACTIONS:
  Premiums                                                                          -                   -                   -
  Other activity                                                                 (228)                 15                  (3)
                                                                            ---------           ---------           ---------
    Net increase (decrease) in net assets resulting from unit transactions       (228)                 15                  (3)
                                                                            ---------           ---------           ---------

    Total increase (decrease) in net assets                                     1,309                (559)              1,647

Net assets:
  Beginning of period                                                        12,013**            11,301**              11,510
                                                                            ---------           ---------           ---------
  End of period                                                             $  13,322           $  10,742           $  13,157
                                                                            ---------           ---------           ---------
                                                                            ---------           ---------           ---------


** The balance at December 31,1997 represents seed money deposited by Hartford Life Insurance Company.

The accompanying notes are an integral part of these financial statements.


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                 Alger
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                       American       Alger
FOR THE YEAR ENDED DECEMBER 31, 1998                                     Small        American       J.P. Morgan   J.P. Morgan
                                                                     Capitalization    Growth           Bond          Equity
                                                                       Portfolio      Portfolio       Portfolio     Portfolio
                                                                        Division      Division        Division*     Division*
                                                                        --------      --------        ---------     ---------
OPERATIONS:

  Net investment income (loss) . . . . . . . . . . . . . . . . .        $  1,507      $   2,120        $   398      $  1,172
  Net realized gain (loss) on investment transactions  . . . . .              (3)            20              3             5
  Net unrealized appreciation (depreciation) of
      investments during the period  . . . . . . . . . . . . . .             171          3,455            271         1,246
                                                                        --------      ---------        -------      --------
    Net increase ( decrease ) in net assets resulting
      from operations. . . . . . . . . . . . . . . . . . . . . .           1,675          5,595            672         2,423
                                                                        --------      ---------        -------      --------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .               -              -         10,000        10,000
    Other activity.. . . . . . . . . . . . . . . . . . . . . . .               7            (20)             -             -
                                                                        --------      ---------        -------      --------
    Net increase (decrease) in net assets resulting
      from unit transactions . . . . . . . . . . . . . . . . . .               7            (20)        10,000        10,000
                                                                        --------      ---------        -------      --------

    Total increase (decrease) in net assets  . . . . . . . . . .           1,682          5,575         10,672        12,423

Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . . .          11,381**       11,833**            -             -
                                                                        --------      ---------        -------      --------
    End of period. . . . . . . . . . . . . . . . . . . . . . . .        $ 13,063      $  17,408        $10,672      $ 12,423
                                                                        --------      ---------        -------      --------
                                                                        --------      ---------        -------      --------


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                                             Morgan Stanley
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                                      J.P. Morgan      Emerging     Morgan Stanley
FOR THE YEAR ENDED DECEMBER 31, 1998                                    J.P. Morgan   International     Markets        Equity
                                                                       Small Company  Opportunities      Equity        Growth
                                                                         Portfolio      Portfolio      Portfolio      Portfolio
                                                                         Division*      Division*      Division*      Division*
                                                                         ---------      ---------      ---------      ---------
OPERATIONS:

  Net investment income (loss) . . . . . . . . . . . . . . . . .         $   358        $     520      $      (7)     $     10
  Net realized gain (loss) on investment transactions  . . . . .              (6)              (3)             -             2
  Net unrealized appreciation (depreciation) of
      investments during the period  . . . . . . . . . . . . . .            (522)            (117)        (1,967)        1,799
                                                                         -------        ---------      ---------      --------
    Net increase ( decrease ) in net assets resulting
      from operations. . . . . . . . . . . . . . . . . . . . . .            (170)             400         (1,974)        1,811
                                                                         -------        ---------      ---------      --------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .          10,000           10,000         10,000        10,000
    Other activity.. . . . . . . . . . . . . . . . . . . . . . .               8                3              6             2
                                                                         -------        ---------      ---------      --------
    Net increase (decrease) in net assets resulting from
      unit transactions. . . . . . . . . . . . . . . . . . . . .          10,008           10,003         10,006        10,002
                                                                         -------        ---------      ---------      --------

    Total increase (decrease) in net assets  . . . . . . . . . .           9,838           10,403          8,032        11,813

Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . . .               -                -              -             -
                                                                         -------        ---------      ---------      --------
    End of period. . . . . . . . . . . . . . . . . . . . . . . .         $ 9,838        $  10,403      $   8,032      $ 11,813
                                                                         -------        ---------      ---------      --------
                                                                         -------        ---------      ---------      --------


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                               Morgan Stanley  Morgan Stanley  Morgan Stanley
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         Fixed          Global            High      Morgan Stanley
FOR THE YEAR ENDED DECEMBER 31, 1998                                      Income         Equity           Yield           Value
                                                                         Portfolio      Portfolio        Portfolio      Portfolio
                                                                         Division*      Division*        Division*      Division*
                                                                         ---------      ---------        ---------      ---------
OPERATIONS:

  Net investment income (loss) . . . . . . . . . . . . . . . . .         $   444        $    89          $   634        $   303
  Net realized gain (loss) on investment transactions  . . . . .               2              3               (1)            (1)
  Net unrealized appreciation (depreciation) of
      investments during the period  . . . . . . . . . . . . . .             210          1,141             (341)          (270)
                                                                         -------        -------         --------          ------
    Net increase ( decrease ) in net assets resulting
      from operations. . . . . . . . . . . . . . . . . . . . . .             656          1,233              292             32
                                                                         -------        -------          -------        -------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .          10,000         10,000           10,000         10,000
    Other activity.. . . . . . . . . . . . . . . . . . . . . . .              (1)             -                -              4
                                                                         -------        -------          -------        -------
    Net increase (decrease) in net assets resulting
      from unit transactions . . . . . . . . . . . . . . . . . .           9,999         10,000           10,000         10,004
                                                                         -------        -------          -------        -------

    Total increase (decrease) in net assets  . . . . . . . . . .          10,655         11,233           10,292         10,036

Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . . .               -              -                -              -
                                                                         -------        -------          -------        -------
    End of period. . . . . . . . . . . . . . . . . . . . . . . .         $10,655        $11,233          $10,292        $10,036
                                                                         -------        -------          -------        -------
                                                                         -------        -------          -------        -------


*  From inception, January 27, 1998, to December 31,  1998

** The balance at December 31,1997 represents seed money deposited by Hartford
   Life Insurance Company.

The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.   ORGANIZATION:

     ICMG Secular Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty one Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account, which contained only seed money deposited by the Company, invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders. The Account began accepting premium deposits by contractholders during 1998.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend income is accrued as of the ex-dividend date.

     b) SECURITY VALUATION - The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

     c) FEDERAL INCOME TAXES - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.


3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     a) MORTALITY AND EXPENSE RISK UNDERTAKINGS - The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.65% of the Account's average daily net assets.

     b) DEDUCTION OF OTHER FEES - In accordance with the terms of the contracts, the Company makes deductions for administrative fees and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholder's accounts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                           ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                           ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                           ------       -----         -----------      ------
                                                           ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.
    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
(H) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(I) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                FOR THE YEARS ENDED DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER
                                                        31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)...............        75       47           80          --           25      --       152
Anticipatory (4)...................        --       --           --          --           --      --        --
Other bonds and notes..............     7,531      462          460          22        1,258      91     2,293
Short-term investments.............     1,317       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total fixed maturities.........    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments.................     3,983       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total investments..............  $ 18,159    1,009        1,944          50        1,504      91     4,598
    Other policyholder funds.......  $ 21,034       10          150          --        1,747      --     1,907
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     notional value................            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     fair value....................            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------  -------  ------------        ---    ---------     ---    -------
                                     --------  -------  ------------        ---    ---------     ---    -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                            FOR THE YEARS ENDED DECEMBER
                                                         31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------